TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2021

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.2%

AUTOMOBILES & COMPONENTS - 2.0%
2,741	*	Adient plc	$114
3,248	*	American Axle & Manufacturing Holdings, Inc	29
7,973	*	Aptiv plc	1,188
801	*	Arcimoto, Inc	9
7,491		BorgWarner, Inc	324
2,224	*,e	Canoo, Inc	17
444	*	Cooper-Standard Holding, Inc	10
4,034		Dana Inc	90
653	*	Dorman Products, Inc	62
4,705	*	Fisker, Inc	69
114,901	*	Ford Motor Co	1,627
1,312	*	Fox Factory Holding Corp	190
40,590	*	General Motors Co	2,139
7,649		Gentex Corp	252
1,199	*	Gentherm, Inc	97
6,756	*	Goodyear Tire & Rubber Co	120
4,645		Harley-Davidson, Inc	170
851		LCI Industries, Inc	115
1,758		Lear Corp	275
3,298	*,e	Lordstown Motors Corp	26
1,945	*	Modine Manufacturing Co	22
670	*	Motorcar Parts of America, Inc	13
687		Patrick Industries, Inc	57
5,917	*,e	QuantumScape Corp	145
843		Standard Motor Products, Inc	37
1,055	*	Stoneridge, Inc	21
1,943	*	Tenneco, Inc	28
23,564	*	Tesla, Inc	18,273
1,549		Thor Industries, Inc	190
759	*	Visteon Corp	72
1,048		Winnebago Industries, Inc	76
3,711	*,e	Workhorse Group, Inc	28
970	*,e	XL Fleet Corp	6
518	*	XPEL, Inc	39

		TOTAL AUTOMOBILES & COMPONENTS	25,930

BANKS - 4.6%
625		1st Source Corp	30
444		Allegiance Bancshares, Inc	17
521		Altabancorp	23
667	*	Amerant Bancorp Inc	16
374		American National Bankshares, Inc	12
2,080		Ameris Bancorp	108
450		Arrow Financial Corp	15
4,158		Associated Banc-Corp	89
706	*	Atlantic Capital Bancshares, Inc	19

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,758		Atlantic Union Bankshares Corp	$102
2,090	*	Axos Financial, Inc	108
1,598		Banc of California, Inc	30
666		Bancfirst Corp	40
3,345		BancorpSouth Bank	100
178		Bank First Corp	13
219,085		Bank of America Corp	9,300
1,195		Bank of Hawaii Corp	98
468		Bank of Marin Bancorp	18
1,429		Bank of NT Butterfield & Son Ltd	51
3,528		Bank OZK	152
3,175		BankUnited	133
887		Banner Corp	49
622		Bar Harbor Bankshares	17
1,245		Berkshire Hills Bancorp, Inc	34
1,053		BOK Financial Corp	94
231		Brookline Bancorp, Inc	4
630		Bryn Mawr Bank Corp	29
313		Business First Bancshares, Inc	7
241		Byline Bancorp, Inc	6
3,579		Cadence BanCorp	79
135		Cambridge Bancorp	12
613		Camden National Corp	29
447		Capital City Bank Group, Inc	11
3,828		Capitol Federal Financial	44
314		Capstar Financial Holdings, Inc	7
550	*	Carter Bankshares, Inc	8
2,040		Cathay General Bancorp	84
654		CBTX, Inc	17
1,125		Central Pacific Financial Corp	29
152		Century Bancorp, Inc	18
2,767		CIT Group, Inc	144
59,729		Citigroup, Inc	4,192
533		Citizens & Northern Corp	13
13,262		Citizens Financial Group, Inc	623
194		City Holding Co	15
377		Civista Bancshares, Inc	9
498		CNB Financial Corp	12
2,723		Columbia Banking System, Inc	103
1,738	*	Columbia Financial, Inc	32
3,928		Comerica, Inc	316
3,398		Commerce Bancshares, Inc	237
1,925		Community Bank System, Inc	132
651		Community Trust Bancorp, Inc	27
1,146		ConnectOne Bancorp, Inc	34
1,466	*	CrossFirst Bankshares, Inc	19
1,926		Cullen/Frost Bankers, Inc	228
513	*	Customers Bancorp, Inc	22
4,043		CVB Financial Corp	82
1,541		Dime Community Bancshares, Inc	50
1,035		Eagle Bancorp, Inc	60
4,494		East West Bancorp, Inc	348
4,805		Eastern Bankshares, Inc	98
314		Enterprise Bancorp, Inc	11

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

828		Enterprise Financial Services Corp	$37
402		Equity Bancshares, Inc	13
3,325		Essent Group Ltd	146
1,013		Farmers National Banc Corp	16
621		FB Financial Corp	27
120		Federal Agricultural Mortgage Corp	13
20,759		Fifth Third Bancorp	881
527		Financial Institutions, Inc	16
1,088		First Bancorp	47
6,201		First Bancorp	82
498		First Bancorp, Inc	15
322		First Bancshares, Inc	12
603		First Bank	8
1,476		First Busey Corp	36
195	e	First Citizens Bancshares, Inc (Class A)	164
3,678		First Commonwealth Financial Corp	50
680		First Community Bancshares, Inc	22
2,544		First Financial Bancorp	60
4,390		First Financial Bankshares, Inc	202
384		First Financial Corp	16
1,098		First Foundation, Inc	29
4,467		First Hawaiian, Inc	131
17,936		First Horizon National Corp	292
228		First Internet Bancorp	7
951		First Interstate Bancsystem, Inc	38
1,580		First Merchants Corp	66
380		First Mid-Illinois Bancshares, Inc	16
2,629		First Midwest Bancorp, Inc	50
862		First of Long Island Corp	18
5,189		First Republic Bank	1,001
1,199		Flagstar Bancorp, Inc	61
1,083		Flushing Financial Corp	24
6,008		FNB Corp	70
2,273		Fulton Financial Corp	35
903		German American Bancorp, Inc	35
2,999		Glacier Bancorp, Inc	166
412		Great Southern Bancorp, Inc	23
1,353		Great Western Bancorp, Inc	44
302		Guaranty Bancshares, Inc	11
2,028		Hancock Whitney Corp	96
1,297		Hanmi Financial Corp	26
728		HarborOne Northeast Bancorp, Inc	10
953		Heartland Financial USA, Inc	46
1,355		Heritage Commerce Corp	16
1,150		Heritage Financial Corp	29
2,221		Hilltop Holdings, Inc	73
57		Hingham Institution for Savings	19
238		Home Bancorp, Inc	9
4,557		Home Bancshares, Inc	107
698		HomeStreet, Inc	29
667		HomeTrust Bancshares, Inc	19
2,725		Hope Bancorp, Inc	39
1,209		Horizon Bancorp	22
323	*	Howard Bancorp, Inc	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

44,137		Huntington Bancshares, Inc	$682
1,238		Independent Bank Corp (MA)	94
863		Independent Bank Corp (MI)	19
1,089		Independent Bank Group, Inc	77
1,089		International Bancshares Corp	45
6,650		Investors Bancorp, Inc	100
87,853		JPMorgan Chase & Co	14,381
1,623		Kearny Financial Corp	20
29,277		Keycorp	633
1,629		Lakeland Bancorp, Inc	29
976		Lakeland Financial Corp	70
833		Live Oak Bancshares, Inc	53
4,010		M&T Bank Corp	599
1,072		Macatawa Bank Corp	9
640		Mercantile Bank Corp	20
573		Merchants Bancorp	23
1,997		Meridian Bancorp, Inc	41
1,035		Meta Financial Group, Inc	54
229	*	Metropolitan Bank Holding Corp	19
9,342		MGIC Investment Corp	140
582		Midland States Bancorp, Inc	14
406		MidWestOne Financial Group, Inc	12
1,931	*	Mr Cooper Group, Inc	79
180		MVB Financial Corp	8
984		National Bank Holdings Corp	40
521		NBT Bancorp, Inc	19
10,848		New York Community Bancorp, Inc	140
301	*	Nicolet Bankshares, Inc	22
2,265	*	NMI Holdings, Inc	51
1,643		Northfield Bancorp, Inc	28
280		Northrim BanCorp, Inc	12
2,083		Northwest Bancshares, Inc	28
1,583		OceanFirst Financial Corp	34
214	*	Ocwen Financial Corp	6
1,902		OFG Bancorp	48
4,858		Old National Bancorp	82
1,237		Old Second Bancorp, Inc	16
568		Origin Bancorp, Inc	24
297		Orrstown Financial Services, Inc	7
2,232		Pacific Premier Bancorp, Inc	92
3,679		PacWest Bancorp	167
529		Park National Corp	65
696		PCSB Financial Corp	13
642		Peapack Gladstone Financial Corp	21
970		PennyMac Financial Services, Inc	59
868		Peoples Bancorp, Inc	27
333		Peoples Financial Services Corp	15
12,816		People’s United Financial, Inc	224
2,403		Pinnacle Financial Partners, Inc	226
12,690		PNC Financial Services Group, Inc	2,483
2,126		Popular, Inc	165
510		Preferred Bank	34
52		Premier Financial Corp	2
454		Primis Financial Corp	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,597		Prosperity Bancshares, Inc	$185
339		Provident Bancorp Inc	5
1,243		Provident Financial Services, Inc	29
472		QCR Holdings, Inc	24
5,940		Radian Group, Inc	135
475		RBB Bancorp	12
28,951		Regions Financial Corp	617
254		Reliant Bancorp Inc	8
1,629		Renasant Corp	59
364		Republic Bancorp, Inc (Class A)	18
1,873	*	Republic First Bancorp, Inc	6
3,914	e	Rocket Cos, Inc	63
166		S&T Bancorp, Inc	5
1,200		Sandy Spring Bancorp, Inc	55
1,542		Seacoast Banking Corp of Florida	52
1,315		ServisFirst Bancshares, Inc	102
370		Sierra Bancorp	9
1,749		Signature Bank	476
683	*	Silvergate Capital Corp	79
2,996		Simmons First National Corp (Class A)	89
275		SmartFinancial, Inc	7
2,293		South State Corp	171
228	*	Southern First Bancshares, Inc	12
231		Southern Missouri Bancorp, Inc	10
1,068		Southside Bancshares, Inc	41
5,659		Sterling Bancorp	141
922		Stock Yards Bancorp, Inc	54
394		Summit Financial Group, Inc	10
1,676	*	SVB Financial Group	1,084
4,436		Synovus Financial Corp	195
1,428	*	Texas Capital Bancshares, Inc	86
1,044		TFS Financial Corp	20
1,514	*	The Bancorp, Inc	39
131		Tompkins Financial Corp	11
1,266		Towne Bank	39
240		Trico Bancshares	10
943	*	Tristate Capital Holdings, Inc	20
657	*	Triumph Bancorp, Inc	66
39,772		Truist Financial Corp	2,333
671		TrustCo Bank Corp NY	21
2,619		Trustmark Corp	84
1,468		UMB Financial Corp	142
6,954		Umpqua Holdings Corp	141
3,198		United Bankshares, Inc	116
2,711		United Community Banks, Inc	89
1,012		Univest Financial Corp	28
40,084		US Bancorp	2,383
706		UWM Holdings Corp	5
9,879		Valley National Bancorp	131
1,101		Veritex Holdings, Inc	43
936		Walker & Dunlop, Inc	106
1,239		Washington Federal, Inc	42
581		Washington Trust Bancorp, Inc	31
1,032		Waterstone Financial, Inc	21

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,690		Webster Financial Corp	$146
122,486		Wells Fargo & Co	5,685
1,747		WesBanco, Inc	60
597		West Bancorporation, Inc	18
1,024		Westamerica Bancorporation	58
3,061		Western Alliance Bancorp	333
1,926		Wintrust Financial Corp	155
1,727		WSFS Financial Corp	89
5,325		Zions Bancorporation	330

		TOTAL BANKS	60,398

CAPITAL GOODS - 5.9%
17,082		3M Co	2,997
3,495		A.O. Smith Corp	213
1,275		Aaon, Inc	83
981	*	AAR Corp	32
869		Acuity Brands, Inc	151
1,712		Advanced Drainage Systems, Inc	185
3,710	*	Aecom Technology Corp	234
2,167		Aerojet Rocketdyne Holdings, Inc	94
721	*	Aerovironment, Inc	62
1,773		AGCO Corp	217
1,926	*	AgEagle Aerial Systems, Inc	6
3,064		Air Lease Corp	121
374		Alamo Group, Inc	52
1,111		Albany International Corp (Class A)	85
2,509		Allegion plc	332
307		Allied Motion Technologies, Inc	10
3,239		Allison Transmission Holdings, Inc	114
2,097		Altra Industrial Motion Corp	116
909	*	Ameresco, Inc	53
706	*	American Superconductor Corp	10
568	*	American Woodmark Corp	37
6,732		Ametek, Inc	835
5,093	*,g	API Group Corp	104
449		Apogee Enterprises, Inc	17
1,410		Applied Industrial Technologies, Inc	127
1,220		Arcosa, Inc	61
555		Argan, Inc	24
1,331		Armstrong World Industries, Inc	127
3,616	*	Array Technologies, Inc	67
823		Astec Industries, Inc	44
810	*	Astronics Corp	11
1,320	*	Atkore International Group, Inc	115
1,836	*	Axon Enterprise, Inc	321
2,980	*	AZEK Co, Inc	109
922		AZZ, Inc	49
1,516	*	Babcock & Wilcox Enterprises, Inc	10
1,344		Barnes Group, Inc	56
1,298	*	Beacon Roofing Supply, Inc	62
247	*,e	Beam Global	7
1,095	*,e	Blink Charging Co	31
4,152	*	Bloom Energy Corp	78
278	*	Blue Bird Corp	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

224	*	BlueLinx Holdings, Inc	$11
15,881	*	Boeing Co	3,493
1,276		Boise Cascade Co	69
6,312	*	Builders FirstSource, Inc	327
2,196		BWX Technologies, Inc	118
276	*	Byrna Technologies, Inc	6
883		Caesarstone Sdot-Yam Ltd	11
520		CAI International, Inc	29
1,555		Carlisle Cos, Inc	309
25,500		Carrier Global Corp	1,320
16,245		Caterpillar, Inc	3,119
3,478	*,e	ChargePoint Holdings, Inc	70
1,052	*	Chart Industries, Inc	201
647	*	CIRCOR International, Inc	21
3,463	*	Colfax Corp	159
840		Columbus McKinnon Corp	41
929		Comfort Systems USA, Inc	66
723	*	Commercial Vehicle Group, Inc	7
714	*	Construction Partners Inc	24
1,570	*	Cornerstone Building Brands, Inc	23
1,416		Crane Co	134
302		CSW Industrials, Inc	39
4,339		Cummins, Inc	974
1,242		Curtiss-Wright Corp	157
1,008	*	Custom Truck One Source, Inc	9
8,327		Deere & Co	2,790
3,967	*	Desktop Metal, Inc	28
3,888		Donaldson Co, Inc	223
932		Douglas Dynamics, Inc	34
4,220		Dover Corp	656
485	*	Ducommun, Inc	24
567	*	DXP Enterprises, Inc	17
952	*	Dycom Industries, Inc	68
11,892		Eaton Corp	1,776
1,559		EMCOR Group, Inc	180
17,701		Emerson Electric Co	1,667
703		Encore Wire Corp	67
1,368	*	Energy Recovery, Inc	26
2,301		Enerpac Tool Group Corp	48
1,385		EnerSys	103
830		EnPro Industries, Inc	72
1,158	*,e	Eos Energy Enterprises, Inc	16
605		ESCO Technologies, Inc	47
137	*	EVI Industries, Inc	4
3,291	*	Evoqua Water Technologies Corp	124
16,800		Fastenal Co	867
2,079		Federal Signal Corp	80
3,453		Flowserve Corp	120
4,273	*	Fluor Corp	68
9,377		Fortive Corp	662
4,259		Fortune Brands Home & Security, Inc	381
1,207		Franklin Electric Co, Inc	96
9,326	*,e	FuelCell Energy, Inc	62
1,403	*	Gates Industrial Corp plc	23

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,053		GATX Corp	$94
1,828	*	Generac Holdings, Inc	747
7,590		General Dynamics Corp	1,488
32,430		General Electric Co	3,341
1,066	*	Gibraltar Industries, Inc	74
461		Global Industrial Co	17
922	*	GMS, Inc	40
678		Gorman-Rupp Co	24
4,526		Graco, Inc	317
5,120		GrafTech International Ltd	53
639		Granite Construction, Inc	25
2,253	*	Great Lakes Dredge & Dock Corp	34
464		Greenbrier Cos, Inc	20
1,120		Griffon Corp	28
1,293		H&E Equipment Services, Inc	45
1,386		HEICO Corp	183
2,279		HEICO Corp (Class A)	270
922		Helios Technologies, Inc	76
866	*	Herc Holdings, Inc	142
2,664	*	Hexcel Corp	158
1,992		Hillenbrand, Inc	85
20,607		Honeywell International, Inc	4,374
12,101		Howmet Aerospace, Inc	378
1,612		Hubbell, Inc	291
1,040		Huntington Ingalls	201
1,014	*	Hydrofarm Holdings Group, Inc	38
3,375	*,e	Hyliion Holdings Corp	28
404		Hyster-Yale Materials Handling, Inc	20
12,162	*,e	Ideanomics Inc	24
2,293		IDEX Corp	475
298	*	IES Holdings, Inc	14
9,252		Illinois Tool Works, Inc	1,912
574	*	Infrastructure and Energy Alternatives, Inc	7
10,828	*	Ingersoll Rand, Inc	546
716		Insteel Industries, Inc	27
2,617		ITT, Inc	225
2,384	*	JELD-WEN Holding, Inc	60
1,054		John Bean Technologies Corp	148
21,518		Johnson Controls International plc	1,465
242		Kadant, Inc	49
1,040		Kaman Corp	37
2,961		Kennametal, Inc	101
3,783	*	Kratos Defense & Security Solutions, Inc	84
6,052		L3Harris Technologies, Inc	1,333
246	*	Lawson Products, Inc	12
1,051		Lennox International, Inc	309
1,591		Lincoln Electric Holdings, Inc	205
408		Lindsay Corp	62
7,400		Lockheed Martin Corp	2,554
800		Luxfer Holdings plc	16
674	*	Lydall, Inc	42
1,198	*	Manitowoc Co, Inc	26
7,697		Masco Corp	428
798	*	Masonite International Corp	85

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,650	*	Mastec, Inc	$142
1,193	*	Matrix Service Co	12
2,076		Maxar Technologies, Inc	59
687		McGrath RentCorp	49
1,200	*	Mercury Systems, Inc	57
1,998	*	Meritor, Inc	43
1,635	*	Middleby Corp	279
446		Miller Industries, Inc	15
863		Moog, Inc (Class A)	66
2,142	*	MRC Global, Inc	16
1,382		MSC Industrial Direct Co (Class A)	111
1,100		Mueller Industries, Inc	45
4,045		Mueller Water Products, Inc (Class A)	62
639	*	MYR Group, Inc	64
206		National Presto Industries, Inc	17
5,998	*	Nikola Corp	64
1,020	*	NN, Inc	5
1,723		Nordson Corp	410
4,469		Northrop Grumman Corp	1,610
371	*	Northwest Pipe Co	9
4,328	*	NOW, Inc	33
291	*	NV5 Global Inc	29
4,516		nVent Electric plc	146
117		Omega Flex, Inc	17
2,055		Oshkosh Corp	210
12,674		Otis Worldwide Corp	1,043
3,200		Owens Corning, Inc	274
9,836		PACCAR, Inc	776
1,797	*	PAE, Inc	11
766		Park Aerospace Corp	10
3,824		Parker-Hannifin Corp	1,069
334		Park-Ohio Holdings Corp	9
502	*	Parsons Corp	17
4,695		Pentair plc	341
1,847	*	PGT Innovations, Inc	35
15,097	*	Plug Power, Inc	386
416		Powell Industries, Inc	10
96		Preformed Line Products Co	6
1,452		Primoris Services Corp	36
784	*	Proto Labs, Inc	52
1,340		Quanex Building Products Corp	29
4,219		Quanta Services, Inc	480
1,216	*	Raven Industries, Inc	70
44,828		Raytheon Technologies Corp	3,853
823	*	RBC Bearings, Inc	175
1,350		Regal-Beloit Corp	203
4,524	*	Resideo Technologies, Inc	112
432		REV Group, Inc	7
3,642		Rexnord Corp	234
3,530		Rockwell Automation, Inc	1,038
3,041	*,e	Romeo Power, Inc	15
3,108		Roper Technologies Inc	1,387
1,543		Rush Enterprises, Inc (Class A)	70
385		Rush Enterprises, Inc (Class B)	18

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,864	*	Sensata Technologies Holding plc	$266
2,675	*	Shoals Technologies Group, Inc	75
1,169		Shyft Group, Inc	44
1,204		Simpson Manufacturing Co, Inc	129
1,315	*	SiteOne Landscape Supply, Inc	262
1,692		Snap-On, Inc	354
3,290		Spirit Aerosystems Holdings, Inc (Class A)	145
1,497	*	SPX Corp	80
964		SPX FLOW, Inc	70
472		Standex International Corp	47
4,769		Stanley Black & Decker, Inc	836
1,659	*	Stem, Inc	40
1,004	*	Sterling Construction Co, Inc	23
5,997	*	Sunrun, Inc	264
647		Tennant Co	48
1,919		Terex Corp	81
1,353	*	Textainer Group Holdings Ltd	47
6,778		Textron, Inc	473
433	*	The ExOne Company	10
1,276	*	Thermon Group Holdings	22
2,010		Timken Co	131
1,266	*	Titan International, Inc	9
784	*	Titan Machinery, Inc	20
2,967		Toro Co	289
927	*	TPI Composites, Inc	31
7,163		Trane Technologies plc	1,237
100	*	Transcat Inc	6
1,508	*	TransDigm Group, Inc	942
3,483	*	Trex Co, Inc	355
1,789	*	Trimas Corp	58
1,489		Trinity Industries, Inc	40
1,772		Triton International Ltd	92
1,451	*	Triumph Group, Inc	27
1,399	*	Tutor Perini Corp	18
1,736		UFP Industries, Inc	118
2,212	*	United Rentals, Inc	776
5,141	*	Univar Solutions Inc	122
582		Valmont Industries, Inc	137
455	*	Vectrus, Inc	23
419	*	Veritiv Corp	38
8,077		Vertiv Holdings Co	195
649	*	Vicor Corp	87
1,550	*	View, Inc	8
5,189	*	Virgin Galactic Holdings, Inc	131
1,330		W.W. Grainger, Inc	523
1,790		Wabash National Corp	27
5,518		Wabtec Corp	476
901		Watsco, Inc	238
645		Watts Water Technologies, Inc (Class A)	108
3,967	*	Welbilt, Inc	92
1,406	*	WESCO International, Inc	162
67	*	Willis Lease Finance Corp	2
5,251	*	WillScot Mobile Mini Holdings Corp	167
1,753		Woodward Inc	198

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,446		Xylem, Inc	$674

		TOTAL CAPITAL GOODS	77,577

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
2,170		ABM Industries, Inc	98
2,247	*	Acacia Research (Acacia Technologies)	15
3,257		ACCO Brands Corp	28
4,141		ADT, Inc	34
1,481	*	ASGN Inc	168
274		Barrett Business Services, Inc	21
3,702		Booz Allen Hamilton Holding Co	294
1,283		Brady Corp (Class A)	65
511	*	BrightView Holdings, Inc	8
1,522		Brink’s Co	96
739	*	CACI International, Inc (Class A)	194
1,375	*	Casella Waste Systems, Inc (Class A)	104
1,147	*	CBIZ, Inc	37
948	*	Ceco Environmental Corp	7
600	*	Cimpress plc	52
2,625		Cintas Corp	999
12,143	*	Clarivate Analytics plc	266
1,666	*	Clean Harbors, Inc	173
6,195	*	Copart, Inc	859
3,089	*	CoreCivic, Inc	28
11,441	*	CoStar Group, Inc	985
3,430		Covanta Holding Corp	69
260		CRA International, Inc	26
1,062		Deluxe Corp	38
972	*	Driven Brands Holdings, Inc	28
4,177	*	Dun & Bradstreet Holdings, Inc	70
1,051		Ennis, Inc	20
3,652		Equifax, Inc	925
1,599		Exponent, Inc	181
381	*	Forrester Research, Inc	19
419	*	Franklin Covey Co	17
1,004	*	FTI Consulting, Inc	135
494	*	GP Strategies Corp	10
2,590	*	Harsco Corp	44
2,398		Healthcare Services Group	60
711		Heidrick & Struggles International, Inc	32
555	*	Heritage-Crystal Clean, Inc	16
2,407		Herman Miller, Inc	91
1,526		HNI Corp	56
794	*	Huron Consulting Group, Inc	41
4,202	*	IAA, Inc	229
637		ICF International, Inc	57
10,992		IHS Markit Ltd	1,282
975		Insperity, Inc	108
1,994		Interface, Inc	30
3,820		Jacobs Engineering Group, Inc	506
3,912	*	KAR Auction Services, Inc	64
4,426		KBR, Inc	174
1,192		Kelly Services, Inc (Class A)	23
781		Kforce, Inc	47

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,392		Kimball International, Inc (Class B)	$16
1,748		Korn/Ferry International	126
3,966		Leidos Holdings, Inc	381
1,722		Manpower, Inc	186
924		Mantech International Corp (Class A)	70
1,217		Matthews International Corp (Class A)	42
757	*	Mistras Group, Inc	8
640	*	Montrose Environmental Group, Inc	40
877		MSA Safety, Inc	128
10,957		Nielsen NV	210
563		NL Industries, Inc	3
5,559		Pitney Bowes, Inc	40
6,267		Republic Services, Inc	752
1,107		Resources Connection, Inc	17
3,044		Robert Half International, Inc	305
6,990		Rollins, Inc	247
1,897	*	RR Donnelley & Sons Co	10
1,831		Science Applications International Corp	157
672	*	SP Plus Corp	21
3,128		Steelcase, Inc (Class A)	40
2,380	*	Stericycle, Inc	162
1,231	*	Team, Inc	4
1,694		Tetra Tech, Inc	253
5,855		TransUnion	658
839	*	TriNet Group, Inc	79
1,226	*	TrueBlue, Inc	33
503		Unifirst Corp	107
3,454	*	Upwork, Inc	156
844	*	US Ecology, Inc	27
4,636		Verisk Analytics, Inc	928
679	*	Viad Corp	31
340		VSE Corp	16
12,388		Waste Management, Inc	1,850
279	*	Willdan Group, Inc	10

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	16,042

CONSUMER DURABLES & APPAREL - 1.4%
821		Acushnet Holdings Corp	38
559	*	American Outdoor Brands, Inc	14
1,837	*	AMMO, Inc	11
1,140	*	Beazer Homes USA, Inc	20
2,321		Brunswick Corp	221
3,303	*	Callaway Golf Co	91
4,325	*	Capri Holdings Ltd	209
1,418		Carter’s, Inc	138
700	*	Casper Sleep, Inc	3
237	*	Cavco Industries, Inc	56
707		Century Communities, Inc	43
729		Clarus Corp	19
905		Columbia Sportswear Co	87
1,856	*	Crocs, Inc	266
767	*	Deckers Outdoor Corp	276
10,107		DR Horton, Inc	849
458		Escalade, Inc	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

958		Ethan Allen Interiors, Inc	$23
1,713	*	Fossil Group, Inc	20
4,285		Garmin Ltd	666
8,097	*,e	Genius Brands International, Inc	11
1,295	*	G-III Apparel Group Ltd	37
4,066	*	GoPro, Inc	38
992	*	Green Brick Partners, Inc	20
364		Hamilton Beach Brands Holding Co	6
10,312		Hanesbrands, Inc	177
3,755		Hasbro, Inc	335
617	*	Hayward Holdings, Inc	14
763	*	Helen of Troy Ltd	171
438		Hooker Furniture Corp	12
148	*	Hovnanian Enterprises, Inc	14
608		Installed Building Products, Inc	65
883	*	iRobot Corp	69
232		Johnson Outdoors, Inc	25
2,318		KB Home	90
1,320		Kontoor Brands, Inc	66
412	*	Latham Group, Inc	7
1,619		La-Z-Boy, Inc	52
4,140		Leggett & Platt, Inc	186
8,442		Lennar Corp (Class A)	791
349		Lennar Corp (Class B)	27
624	*	LGI Homes, Inc	89
362		Lifetime Brands, Inc	7
336	*	Lovesac Co	22
3,364	*	Lululemon Athletica, Inc	1,361
604	*	M/I Homes, Inc	35
688	*	Malibu Boats, Inc	48
441		Marine Products Corp	6
673	*	MasterCraft Boat Holdings, Inc	17
10,286	*	Mattel, Inc	191
1,166		MDC Holdings, Inc	55
729	*	Meritage Homes Corp	71
1,740	*	Mohawk Industries, Inc	309
638		Movado Group, Inc	20
909	*	Nautilus, Inc	8
11,340		Newell Brands Inc	251
36,667		Nike, Inc (Class B)	5,325
104	*	NVR, Inc	499
569		Oxford Industries, Inc	51
7,961	*	Peloton Interactive, Inc	693
533	*,e	PLBY Group, Inc	13
1,625		Polaris Inc	194
8,222		Pulte Homes, Inc	378
1,386	*	Purple Innovation, Inc	29
2,213	*	PVH Corp	227
1,511		Ralph Lauren Corp	168
110		Rocky Brands, Inc	5
4,193	*	Skechers U.S.A., Inc (Class A)	177
1,768	*	Skyline Champion Corp	106
1,649		Smith & Wesson Brands, Inc	34
3,687	*	Sonos, Inc	119

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,695		Steven Madden Ltd	$108
311		Sturm Ruger & Co, Inc	23
295		Superior Uniform Group, Inc	7
8,612		Tapestry, Inc	319
3,418	*	Taylor Morrison Home Corp	88
5,607		Tempur Sealy International, Inc	260
2,789		Toll Brothers, Inc	154
1,066	*	TopBuild Corp	218
2,090	*	TRI Pointe Homes, Inc	44
1,520	*	Tupperware Brands Corp	32
5,744	*	Under Armour, Inc (Class A)	116
5,391	*	Under Armour, Inc (Class C)	94
700	*	Unifi, Inc	15
428	*	Universal Electronics, Inc	21
1,001	*	Vera Bradley, Inc	9
9,697		VF Corp	650
1,707	*	Vista Outdoor, Inc	69
576	*	VOXX International Corp (Class A)	7
1,740	*,e	Vuzix Corp	18
1,858		Whirlpool Corp	379
2,662		Wolverine World Wide, Inc	79
2,480	*	YETI Holdings, Inc	213

		TOTAL CONSUMER DURABLES & APPAREL	18,703

CONSUMER SERVICES - 2.3%
1,998	*,e	2U, Inc	67
1,229	*	Accel Entertainment, Inc	15
1,615	*	Adtalem Global Education, Inc	61
675	*	American Public Education, Inc	17
7,080		ARAMARK Holdings Corp	233
925	*	Bally’s Corp	46
39	*	Biglari Holdings, Inc (B Shares)	7
817	*	BJ’s Restaurants, Inc	34
2,832	*	Bloomin’ Brands, Inc	71
476	*	Bluegreen Vacations Holding Corp	12
1,210	*	Booking Holdings, Inc	2,872
2,347	*	Boyd Gaming Corp	148
1,917	*	Bright Horizons Family Solutions	267
1,545	*	Brinker International, Inc	76
5,983	*	Caesars Entertainment, Inc	672
25,476	*	Carnival Corp	637
591		Carriage Services, Inc	26
1,345		Carrols Restaurant Group, Inc	5
761	*	Century Casinos, Inc	10
1,085	*	Cheesecake Factory	51
4,170	*	Chegg, Inc	284
830	*	Chipotle Mexican Grill, Inc (Class A)	1,509
891		Choice Hotels International, Inc	113
1,130		Churchill Downs, Inc	271
751	*	Chuy’s Holdings, Inc	24
1,405	*	Coursera, Inc	44
711		Cracker Barrel Old Country Store, Inc	99
3,871		Darden Restaurants, Inc	586
1,228	*	Dave & Buster’s Entertainment, Inc	47

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,227		Del Taco Restaurants, Inc	$11
2,177	*	Denny’s Corp	36
458	*	Dine Brands Global Inc.	37
1,126		Domino’s Pizza, Inc	537
9,129	*	DraftKings, Inc	440
2,372	*	Drive Shack, Inc	7
809	*	El Pollo Loco Holdings, Inc	14
258	*,e	Esports Technologies, Inc	9
2,472	*	Everi Holdings, Inc	60
4,217	*	Expedia Group, Inc	691
1,005	*	Fiesta Restaurant Group, Inc	11
2,305	*	frontdoor, Inc	97
870	*	Full House Resorts, Inc	9
1,144	*	GAN Ltd	17
412	*	Golden Entertainment, Inc	20
800	*	Golden Nugget Online Gaming, Inc	14
115		Graham Holdings Co	68
1,248	*	Grand Canyon Education, Inc	110
5,101		H&R Block, Inc	127
1,453	*,e	Hall of Fame Resort & Entertainment Co	4
2,683	*	Hilton Grand Vacations, Inc	128
8,220	*	Hilton Worldwide Holdings, Inc	1,086
4,089	*	Houghton Mifflin Harcourt Co	55
1,223	*	Hyatt Hotels Corp	94
2,584	*	International Game Technology plc	68
713		Jack in the Box, Inc	69
10,145	*	Las Vegas Sands Corp	371
3,222	*	Laureate Education, Inc	55
608	*	Lindblad Expeditions Holdings, Inc	9
8,014	*	Marriott International, Inc (Class A)	1,187
1,302		Marriott Vacations Worldwide Corp	205
22,060		McDonald’s Corp	5,319
12,585		MGM Resorts International	543
388	*	Monarch Casino & Resort, Inc	26
133		Nathan’s Famous, Inc	8
149	*	NEOGAMES S.A.	5
400	*	Noodles & Co	5
10,617	*,e	Norwegian Cruise Line Holdings Ltd	284
465	*	ONE Group Hospitality, Inc	5
1,416	*	OneSpaWorld Holdings Ltd	14
1,035		Papa John’s International, Inc	131
4,478	*	Penn National Gaming, Inc	324
2,656	*	Perdoceo Education Corp	28
2,622	*	Planet Fitness, Inc	206
322	*	PlayAGS, Inc	3
728	*	PowerSchool Holdings, Inc	18
330		RCI Hospitality Holdings, Inc	23
500	*	Red Robin Gourmet Burgers, Inc	12
1,923	*	Red Rock Resorts, Inc	98
1,367	*	Regis Corp	5
6,549	*	Royal Caribbean Cruises Ltd	583
1,353	*	Rush Street Interactive, Inc	26
1,174	*	Ruth’s Hospitality Group Inc	24
2,866	*	Scientific Games Corp (Class A)	238

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,710	*	SeaWorld Entertainment, Inc	$95
4,385		Service Corp International	264
1,083	*	Shake Shack, Inc	85
2,486	*	Six Flags Entertainment Corp	106
34,884		Starbucks Corp	3,848
673		Strategic Education, Inc	47
1,321	*	Stride, Inc	47
3,982	*	Terminix Global Holdings, Inc	166
2,226		Texas Roadhouse, Inc (Class A)	203
2,639		Travel & Leisure Co	144
1,170	*	Vail Resorts, Inc	391
2,671	*	Vivint Smart Home, Inc	25
5,847		Wendy’s	127
930		Wingstop, Inc	152
1,421	*	WW International Inc	26
2,646		Wyndham Hotels & Resorts, Inc	204
3,269	*	Wynn Resorts Ltd	277
12,355		Yum China Holdings, Inc	718
8,717		Yum! Brands, Inc	1,066

		TOTAL CONSUMER SERVICES	29,869

DIVERSIFIED FINANCIALS - 5.1%
1,316		Affiliated Managers Group, Inc	199
13,354		AGNC Investment Corp	211
315		Alerus Financial Corp	9
10,775		Ally Financial, Inc	550
203		A-Mark Precious Metals, Inc	12
19,132		American Express Co	3,205
3,401		Ameriprise Financial, Inc	898
41,656		Annaly Capital Management, Inc	351
4,140		Apollo Commercial Real Estate Finance, Inc	61
5,552		Apollo Global Management, Inc	342
3,143		Arbor Realty Trust, Inc	58
1,014		Ares Commercial Real Estate Corp	15
3,903		Ares Management Corp	288
2,063		ARMOUR Residential REIT, Inc	22
1,731		Artisan Partners Asset Management, Inc	85
427	*	Assetmark Financial Holdings, Inc	11
269		Associated Capital Group, Inc	10
494		B. Riley Financial, Inc	29
1,284		Banco Latinoamericano de Exportaciones S.A. (Class E)	23
23,857		Bank of New York Mellon Corp	1,237
54,863	*	Berkshire Hathaway, Inc (Class B)	14,974
8,951		BGC Partners, Inc (Class A)	47
4,245		BlackRock, Inc	3,560
20,282		Blackstone Group, Inc	2,360
4,265		Blackstone Mortgage Trust, Inc	129
1,604	*	Blucora, Inc	25
2,164		Brightsphere Investment Group, Inc	57
3,033		BrightSpire Capital, Inc	29
3,848		Broadmark Realty Capital, Inc	38
2,523	*	Cannae Holdings, Inc	79
13,143		Capital One Financial Corp	2,129
3,681		Capstead Mortgage Corp	25

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,356		Carlyle Group, Inc	$206
3,322		CBOE Global Markets, Inc	412
44,634		Charles Schwab Corp	3,251
5,843		Chimera Investment Corp	87
10,618		CME Group, Inc	2,053
853		Cohen & Steers, Inc	71
906		Cowen Group, Inc	31
268	*,e	Credit Acceptance Corp	157
334		Curo Group Holdings Corp	6
118		Diamond Hill Investment Group, Inc	21
8,920		Discover Financial Services	1,096
1,075	*	Donnelley Financial Solutions, Inc	37
620		Dynex Capital, Inc	11
630		Ellington Financial Inc	12
978	*	Encore Capital Group, Inc	48
1,226	*	Enova International, Inc	42
11,268		Equitable Holdings, Inc	334
1,311		Evercore Inc	175
1,988	*	Ezcorp, Inc (Class A)	15
1,075		Factset Research Systems, Inc	424
3,119		Federated Investors, Inc (Class B)	101
1,370		FirstCash, Inc	120
1,366	*	Focus Financial Partners, Inc	72
8,239		Franklin Resources, Inc	245
181		GAMCO Investors, Inc (Class A)	5
559		GCM Grosvenor, Inc	6
9,786		Goldman Sachs Group, Inc	3,699
1,667		Granite Point Mortgage Trust, Inc	22
430		Great Ajax Corp	6
1,775	*	Green Dot Corp	89
679		Greenhill & Co, Inc	10
904		Hamilton Lane, Inc	77
2,171		Hannon Armstrong Sustainable Infrastructure Capital, Inc	116
1,371		Houlihan Lokey, Inc	126
2,227		Interactive Brokers Group, Inc (Class A)	139
16,556		Intercontinental Exchange Group, Inc	1,901
10,471		Invesco Ltd	253
6,463	e	Invesco Mortgage Capital, Inc	20
4,780		Janus Henderson Group plc	198
6,446		Jefferies Financial Group, Inc	239
16,544		KKR & Co, Inc	1,007
419		KKR Real Estate Finance Trust, Inc	9
2,645		Ladder Capital Corp	29
3,360		Lazard Ltd (Class A)	154
2,865	*	LendingClub Corp	81
334	*	LendingTree, Inc	47
2,318		LPL Financial Holdings, Inc	363
1,069		MarketAxess Holdings, Inc	450
418		Marlin Business Services Corp	9
9,394		MFA Financial Inc	43
1,603		Moelis & Co	99
4,730		Moody’s Corp	1,680
40,432		Morgan Stanley	3,934
671		Morningstar, Inc	174

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,361		MSCI, Inc (Class A)	$1,436
3,301		Nasdaq Inc	637
3,611		Navient Corp	71
637		Nelnet, Inc (Class A)	51
12,681		New Residential Investment Corp	140
6,676		New York Mortgage Trust, Inc	28
959	*,†	NewStar Financial, Inc	0	^
6,037		Northern Trust Corp	651
2,456		OneMain Holdings, Inc	136
3,011	*	Open Lending Corp	109
563	*	Oportun Financial Corp	14
448		Oppenheimer Holdings, Inc	20
1,276	e	Orchid Island Capital, Inc	6
2,603		PennyMac Mortgage Investment Trust	51
553		Piper Jaffray Cos	77
727		PJT Partners, Inc	58
1,565	*	PRA Group, Inc	66
2,124		PROG Holdings, Inc	89
527		Pzena Investment Management, Inc (Class A)	5
5,624		Raymond James Financial, Inc	519
1,249		Ready Capital Corp	18
3,329		Redwood Trust, Inc	43
383		Regional Management Corp	22
7,102		S&P Global, Inc	3,018
1,337		Santander Consumer USA Holdings, Inc	56
551		Sculptor Capital Management, Inc	15
3,251		SEI Investments Co	193
10,253		SLM Corp	180
8,691		Starwood Property Trust, Inc	212
10,415		State Street Corp	882
968		StepStone Group, Inc	41
2,962		Stifel Financial Corp	201
601	*	StoneX Group, Inc	40
16,981		Synchrony Financial	830
6,632		T Rowe Price Group, Inc	1,305
1,884		TPG RE Finance Trust, Inc	23
2,955		Tradeweb Markets, Inc	239
8,413		Two Harbors Investment Corp	53
1,321	*	Upstart Holdings, Inc	418
2,593		Virtu Financial, Inc	63
255		Virtus Investment Partners, Inc	79
3,829		Voya Financial, Inc	235
4,611		WisdomTree Investments, Inc	26
160	*	World Acceptance Corp	30

		TOTAL DIVERSIFIED FINANCIALS	67,466

ENERGY - 2.7%
684	*,e	Aemetis, Inc	12
1,963	*,e	Alto Ingredients, Inc	10
9,807		Antero Midstream Corp	102
8,501	*	Antero Resources Corp	160
11,165		APA Corp	239
550	*	Arch Resources, Inc	51
3,123		Archrock, Inc	26

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

562	*	Aspen Aerogels, Inc	$26
21,748		Baker Hughes Co	538
1,669		Berry Petroleum Co LLC	12
784		Bonanza Creek Energy, Inc	38
938		Brigham Minerals, Inc	18
510	*	Bristow Group, Inc	16
11,600		Cabot Oil & Gas Corp	252
1,403		Cactus, Inc	53
2,498	*	California Resources Corp	102
1,177	*,e	Callon Petroleum Co	58
5,384	*	Centennial Resource Development, Inc	36
230	*,e	Centrus Energy Corp	9
5,977	*	ChampionX Corp	134
7,197	*	Cheniere Energy, Inc	703
2,836		Chesapeake Energy Corp	175
57,353		Chevron Corp	5,818
3,262		Cimarex Energy Co	284
4,074	*,e	Clean Energy Fuels Corp	33
6,453	*	CNX Resources Corp	81
2,351	*	Comstock Resources Inc	24
40,082		ConocoPhillips	2,716
1,096	*	CONSOL Energy, Inc	29
3,409	*	Contango Oil & Gas Co	16
2,158		Continental Resources, Inc	100
612		CVR Energy, Inc	10
1,947	*	Delek US Holdings, Inc	35
1,483	*	Denbury, Inc	104
19,890		Devon Energy Corp	706
3,794		DHT Holdings, Inc	25
5,395		Diamondback Energy, Inc	511
535	*	DMC Global, Inc	20
1,083		Dorian LPG Ltd	13
1,195	*	Dril-Quip, Inc	30
2,913		DT Midstream, Inc	135
384	*	Earthstone Energy, Inc	4
4,018	*,e	Energy Fuels, Inc	28
17,302		EOG Resources, Inc	1,389
8,585	*	EQT Corp	176
11,874		Equitrans Midstream Corp	120
405	*	Extraction Oil & Gas, Inc	23
125,450		Exxon Mobil Corp	7,379
4,539	*	Frank’s International NV	13
3,756	*,e	Frontline Ltd	35
244	*	FTS International, Inc	6
5,829	*,e	Gevo, Inc	39
3,300	*	Golar LNG Ltd	43
1,490	*	Green Plains Inc	49
26,698		Halliburton Co	577
5,378	*	Helix Energy Solutions Group, Inc	21
3,077		Helmerich & Payne, Inc	84
8,569		Hess Corp	669
3,290		HollyFrontier Corp	109
1,167		International Seaways, Inc	21
59,023		Kinder Morgan, Inc	987

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

9,313	*	Kosmos Energy Ltd	$28
367	*	Laredo Petroleum, Inc	30
2,341	*	Liberty Oilfield Services, Inc	28
3,546		Magnolia Oil & Gas Corp	63
21,322		Marathon Oil Corp	291
18,965		Marathon Petroleum Corp	1,172
3,253		Matador Resources Co	124
3,745		Murphy Oil Corp	93
238	*	Nabors Industries Ltd	23
639	*	National Energy Services Reunited Corp	8
740	e	New Fortress Energy, Inc	21
3,366	*	Newpark Resources, Inc	11
4,954	*	NexTier Oilfield Solutions, Inc	23
3,925		Nordic American Tankers Ltd	10
1,332		Northern Oil and Gas, Inc	28
12,582	*	NOV, Inc	165
553		Oasis Petroleum, Inc	55
25,310		Occidental Petroleum Corp	749
2,352	*	Oceaneering International, Inc	31
2,073	*	Oil States International, Inc	13
13,246		ONEOK, Inc	768
7,741		Ovintiv, Inc	255
1,291	*	Par Pacific Holdings, Inc	20
5,355		Patterson-UTI Energy, Inc	48
2,663	*	PBF Energy, Inc	35
2,885		PDC Energy, Inc	137
2,049	*	Peabody Energy Corp	30
544	*	Penn Virginia Corp	14
13,333		Phillips 66	934
6,414		Pioneer Natural Resources Co	1,068
2,609	*	ProPetro Holding Corp	23
7,142	*	Range Resources Corp	162
1,305	*	Renewable Energy Group, Inc	65
234	*	Rex American Resources Corp	19
257		Riley Exploration Permian, Inc	6
2,256	*	RPC, Inc	11
41,824		Schlumberger Ltd	1,240
1,622		Scorpio Tankers, Inc	30
1,587	*	Select Energy Services, Inc	8
2,365		SFL Corp Ltd	20
3,447		SM Energy Co	91
369		Solaris Oilfield Infrastructure, Inc	3
20,061	*	Southwestern Energy Co	111
1,067	*	Talos Energy, Inc	15
6,803		Targa Resources Investments, Inc	335
560	*	Teekay Tankers Ltd	8
9,587	*,e	Tellurian, Inc	37
3,440	*	Tetra Technologies, Inc	11
175		Texas Pacific Land Corp	212
878	*	Tidewater, Inc	11
5,127	*,e	Uranium Energy Corp	16
3,976	*,e	Ur-Energy, Inc	7
2,427	*	US Silica Holdings, Inc	19
12,441		Valero Energy Corp	878

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

473	*	Vine Energy, Inc	$8
3,587	*	W&T Offshore, Inc	13
1,095	*	Whiting Petroleum Corp	64
36,887		Williams Cos, Inc	957
1,789		World Fuel Services Corp	60

		TOTAL ENERGY	35,947

FOOD & STAPLES RETAILING - 1.2%
4,646	e	Albertsons Cos, Inc	145
1,108		Andersons, Inc	34
4,231	*	BJ’s Wholesale Club Holdings, Inc	232
1,175		Casey’s General Stores, Inc	221
776	*	Chefs’ Warehouse Holdings, Inc	25
13,076		Costco Wholesale Corp	5,876
2,474	*	Grocery Outlet Holding Corp	53
555		Ingles Markets, Inc (Class A)	37
22,449		Kroger Co	908
345		Natural Grocers by Vitamin C	4
4,713	*	Performance Food Group Co	219
820		Pricesmart, Inc	64
1,730	*,e	Rite Aid Corp	25
957		SpartanNash Co	21
3,683	*	Sprouts Farmers Market, Inc	85
14,311		SYSCO Corp	1,123
1,636	*	United Natural Foods, Inc	79
6,745	*	US Foods Holding Corp	234
292		Village Super Market (Class A)	6
21,358		Walgreens Boots Alliance, Inc	1,005
42,257		Walmart, Inc	5,890
313		Weis Markets, Inc	16

		TOTAL FOOD & STAPLES RETAILING	16,302

FOOD, BEVERAGE & TOBACCO - 2.7%
4,487	*,e	22nd Century Group, Inc	13
55,195		Altria Group, Inc	2,512
1,201	*,e	AppHarvest, Inc	8
16,242		Archer-Daniels-Midland Co	975
2,065	e	B&G Foods, Inc (Class A)	62
1,699	*,e	Beyond Meat, Inc	179
285	*	Boston Beer Co, Inc (Class A)	145
1,291		Brown-Forman Corp (Class A)	81
5,268		Brown-Forman Corp (Class B)	353
4,179		Bunge Ltd	340
583		Calavo Growers, Inc	22
1,263		Cal-Maine Foods, Inc	46
5,433		Campbell Soup Co	227
1,529	*	Celsius Holdings, Inc	138
115,096		Coca-Cola Co	6,039
126		Coca-Cola Consolidated Inc	50
14,460		ConAgra Brands, Inc	490
4,735		Constellation Brands, Inc (Class A)	998
4,729	*	Darling International, Inc	340
258	*	Duckhorn Portfolio, Inc	6
5,653		Flowers Foods, Inc	133

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,151		Fresh Del Monte Produce, Inc	$37
1,239	*	Freshpet, Inc	177
17,950		General Mills, Inc	1,074
2,641	*	Hain Celestial Group, Inc	113
4,263		Hershey Co	721
7,844		Hormel Foods Corp	322
3,112	*	Hostess Brands, Inc	54
1,875		Ingredion, Inc	167
530		J&J Snack Foods Corp	81
3,297		J.M. Smucker Co	396
368		John B. Sanfilippo & Son, Inc	30
7,478		Kellogg Co	478
20,480		Keurig Dr Pepper, Inc	700
20,047		Kraft Heinz Co	738
4,431		Lamb Weston Holdings, Inc	272
411		Lancaster Colony Corp	69
1,056	*	Landec Corp	10
443		Limoneira Co	7
7,291		McCormick & Co, Inc	591
476		MGP Ingredients, Inc	31
684	*,e	Mission Produce, Inc	12
5,596		Molson Coors Brewing Co (Class B)	259
41,514		Mondelez International, Inc	2,415
11,016	*	Monster Beverage Corp	978
794		National Beverage Corp	42
3,685	*	NewAge, Inc	5
40,981		PepsiCo, Inc	6,164
46,388		Philip Morris International, Inc	4,397
1,486	*	Pilgrim’s Pride Corp	43
1,888	*	Post Holdings, Inc	208
4,873		Primo Water Corp	77
642		Sanderson Farms, Inc	121
8		Seaboard Corp	33
226	*	Seneca Foods Corp	11
2,221	*	Simply Good Foods Co	77
1,227	*,e	Tattooed Chef, Inc	23
354	e	Tootsie Roll Industries, Inc	11
1,691	*	TreeHouse Foods, Inc	67
310		Turning Point Brands, Inc	15
8,209		Tyson Foods, Inc (Class A)	648
627		Universal Corp	30
1,426		Utz Brands, Inc	24
4,010		Vector Group Ltd	51
689	*	Vital Farms, Inc	12
451	*	Whole Earth Brands, Inc	5

		TOTAL FOOD, BEVERAGE & TOBACCO	34,953

HEALTH CARE EQUIPMENT & SERVICES - 6.3%
3,431	*	1Life Healthcare, Inc	70
51,582		Abbott Laboratories	6,093
1,342	*	Abiomed, Inc	437
2,786	*	Acadia Healthcare Co, Inc	178
987	*,e	Accelerate Diagnostics, Inc	6
1,487	*	Accolade, Inc	63

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,073	*	Accuray, Inc	$12
385	*,e	Acutus Medical, Inc	3
2,296	*	AdaptHealth Corp	53
409	*	Addus HomeCare Corp	33
462	*	Agiliti, Inc	9
1,226	*	agilon health, Inc	32
2,321	*	Align Technology, Inc	1,544
4,504	*	Allscripts Healthcare Solutions, Inc	60
2,458	*	Alphatec Holdings Inc	30
956	*	Amedisys, Inc	143
5,730	*	American Well Corp	52
4,561		AmerisourceBergen Corp	545
1,491	*	AMN Healthcare Services, Inc	171
1,310	*	Angiodynamics, Inc	34
7,220		Anthem, Inc	2,692
1,046	*,e	Apollo Medical Holdings, Inc	95
218	*	Apria, Inc	8
1,701	*	Apyx Medical Corp	24
7,064	*,e	Asensus Surgical, Inc	13
2,590	*,e	Aspira Women’s Health, Inc	8
1,229	*	AtriCure, Inc	85
40		Atrion Corp	28
1,650	*	Avanos Medical, Inc	52
920	*	Aveanna Healthcare Holdings, Inc	7
1,009	*	AxoGen, Inc	16
1,185	*	Axonics Modulation Technologies, Inc	77
15,076		Baxter International, Inc	1,213
8,509		Becton Dickinson & Co	2,092
681	*	BioLife Solutions Inc	29
42,146	*	Boston Scientific Corp	1,829
6,211	*	Brookdale Senior Living, Inc	39
4,980	*,e	Butterfly Network, Inc	52
8,662		Cardinal Health, Inc	428
1,207	*	Cardiovascular Systems, Inc	40
627	*	Castle Biosciences, Inc	42
2,942	*	Castlight Health, Inc	5
17,342	*	Centene Corp	1,081
8,700		Cerner Corp	614
2,427	*	Certara, Inc	80
4,212	*	Cerus Corp	26
7,587	*	Change Healthcare, Inc	159
436		Chemed Corp	203
9,913		Cigna Corp	1,984
511	*	ClearPoint Neuro, Inc	9
3,702	*	Community Health Systems, Inc	43
481	*	Computer Programs & Systems, Inc	17
930		Conmed Corp	122
1,412		Cooper Cos, Inc	584
137	*	Corvel Corp	26
3,149	*	Covetrus, Inc	57
1,273	*	Cross Country Healthcare, Inc	27
1,250	*	CryoLife, Inc	28
1,192	*,e	CryoPort, Inc	79
593	*	Cutera, Inc	28

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

39,059		CVS Health Corp	$3,315
1,039	*	CytoSorbents Corp	8
18,839		Danaher Corp	5,735
400	*,e	DarioHealth Corp	5
2,064	*	DaVita, Inc	240
6,149		Dentsply Sirona, Inc	357
2,875	*	DexCom, Inc	1,572
18,430	*	Edwards Lifesciences Corp	2,086
3,069		Encompass Health Corp	230
1,488		Ensign Group, Inc	111
4,763	*	Envista Holdings Corp	199
2,484	*	Evolent Health, Inc	77
532	*	Figs, Inc	20
526	*,e	Forian, Inc	5
604	*	Fulgent Genetics, Inc	54
1,276	*	Glaukos Corp	61
2,038	*	Globus Medical, Inc	156
2,679	*	Guardant Health, Inc	335
1,656	*	Haemonetics Corp	117
1,155	*	Hanger Inc	25
7,478		HCA Healthcare, Inc	1,815
1,262	*	Health Catalyst, Inc	63
2,384	*	HealthEquity, Inc	154
1,071	*	HealthStream, Inc	31
4,404	*	Henry Schein, Inc	335
236	*	Heska Corp	61
1,862		Hill-Rom Holdings, Inc	279
7,219	*	Hologic, Inc	533
3,831		Humana, Inc	1,491
551	*	iCAD, Inc	6
588	*	ICU Medical, Inc	137
2,505	*	IDEXX Laboratories, Inc	1,558
996	*	Inari Medical, Inc	81
359	*	InfuSystem Holdings, Inc	5
316	*	Innovage Holding Corp	2
672	*	Inogen, Inc	29
1,802	*	Inovalon Holdings, Inc	73
841	*	Inspire Medical Systems, Inc	196
2,028	*	Insulet Corp	576
935	*	Integer Holding Corp	84
2,413	*	Integra LifeSciences Holdings Corp	165
1,040	*	Intersect ENT, Inc	28
3,490	*	Intuitive Surgical, Inc	3,470
1,260	*	Invacare Corp	6
878	*	iRhythm Technologies, Inc	51
390	*	Joint Corp	38
2,905	*	Laboratory Corp of America Holdings	818
1,734	*	Lantheus Holdings, Inc	45
562		LeMaitre Vascular, Inc	30
970	*	LHC Group, Inc	152
421	*	LifeStance Health Group, Inc	6
1,549	*	LivaNova plc	123
304	*	Magellan Health Services, Inc	29
1,396	*	Masimo Corp	378

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,615		McKesson Corp	$920
1,877	*	MEDNAX, Inc	53
39,863		Medtronic plc	4,997
1,637	*	Meridian Bioscience, Inc	32
1,636	*	Merit Medical Systems, Inc	117
126		Mesa Laboratories, Inc	38
402	*	Misonix Inc	10
426	*	ModivCare, Inc	77
1,782	*	Molina Healthcare, Inc	483
7,614	*,e	Multiplan Corp	43
212		National Healthcare Corp	15
357		National Research Corp	15
1,257	*	Natus Medical, Inc	32
2,862	*	Neogen Corp	124
720	*	Neuronetics, Inc	5
1,074	*	Nevro Corp	125
1,960	*	NextGen Healthcare, Inc	28
3,057	*	Novocure Ltd	355
1,132	*	NuVasive, Inc	68
3,059	*	Oak Street Health, Inc	130
1,384	*	Omnicell, Inc	205
256	*	Ontrak, Inc	3
578	*	OptimizeRx Corp	49
3,932	*	Option Care Health, Inc	95
2,181	*	OraSure Technologies, Inc	25
2,612	*	Ortho Clinical Diagnostics Holdings plc	48
679	*	Orthofix Medical Inc	26
357	*	OrthoPediatrics Corp	23
1,325	*	Outset Medical, Inc	66
2,217		Owens & Minor, Inc	69
1,971		Patterson Cos, Inc	59
2,068	*,e	PAVmed, Inc	18
942	*	Pennant Group, Inc	26
949	*	Penumbra, Inc	253
619	*,e	PetIQ, Inc	15
1,246	*	Phreesia, Inc	77
2,811		Premier, Inc	109
468	*	Privia Health Group, Inc	11
1,851	*	Progyny, Inc	104
711	*	Pulmonx Corp	26
438	*	Pulse Biosciences, Inc	9
3,749		Quest Diagnostics, Inc	545
1,171	*	Quidel Corp	165
1,933	*	Quotient Ltd	5
3,887	*	R1 RCM, Inc	86
1,510	*	RadNet, Inc	44
4,241		Resmed, Inc	1,118
1,342	*	Schrodinger, Inc	73
640	*	SeaSpine Holdings Corp	10
3,129		Select Medical Holdings Corp	113
12,510	*	Senseonics Holdings, Inc	42
996	*	Shockwave Medical Inc	205
815	*	SI-BONE, Inc	17
1,584	*	Sientra, Inc	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,449	*,e	Signify Health, Inc	$26
987	*	Silk Road Medical Inc	54
414		Simulations Plus, Inc	16
1,009	*	SOC Telemed, Inc	2
225	*	Soliton Inc	5
1,339	*	Staar Surgical Co	172
1,333	*	Stereotaxis, Inc	7
2,632		STERIS plc	538
10,265		Stryker Corp	2,707
927	*	Surgery Partners, Inc	39
516	*	SurModics, Inc	29
641	*	Tabula Rasa HealthCare, Inc	17
468	*	Tactile Systems Technology, Inc	21
1,948	*	Tandem Diabetes Care, Inc	233
4,399	*	Teladoc, Inc	558
1,398		Teleflex, Inc	526
3,172	*	Tenet Healthcare Corp	211
1,218	*	Tivity Health, Inc	28
604	*	Transmedics Group, Inc	20
175	*	Treace Medical Concepts, Inc	5
996	*	Triple-S Management Corp (Class B)	35
27,851		UnitedHealth Group, Inc	10,883
2,170		Universal Health Services, Inc (Class B)	300
468		US Physical Therapy, Inc	52
149		Utah Medical Products, Inc	14
627	*	Vapotherm, Inc	14
1,492	*	Varex Imaging Corp	42
4,037	*	Veeva Systems, Inc	1,163
1,066	*	Viemed Healthcare, Inc	6
3,908	*	ViewRay, Inc	28
1,082	*	Vocera Communications, Inc	50
2,186		West Pharmaceutical Services, Inc	928
6,355		Zimmer Biomet Holdings, Inc	930
953	*,e	Zynex Inc	11

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	82,250

HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
1,785	*,e	Beauty Health Co	46
1,245	*	BellRing Brands, Inc	38
400	*	Central Garden & Pet Co	19
1,366	*	Central Garden and Pet Co (Class A)	59
7,382		Church & Dwight Co, Inc	610
3,573		Clorox Co	592
24,802		Colgate-Palmolive Co	1,875
9,161	*	Coty, Inc	72
1,561		Edgewell Personal Care Co	57
1,085	*	elf Beauty, Inc	31
2,086		Energizer Holdings, Inc	81
6,775		Estee Lauder Cos (Class A)	2,032
2,976	*	Herbalife Nutrition Ltd	126
735		Inter Parfums, Inc	55
9,971		Kimberly-Clark Corp	1,321
366		Medifast, Inc	70
537		Nature’s Sunshine Products, Inc	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,594		Nu Skin Enterprises, Inc (Class A)	$64
255		Oil-Dri Corp of America	9
72,001		Procter & Gamble Co	10,066
480	*	Revlon, Inc (Class A)	5
1,260		Reynolds Consumer Products, Inc	34
1,309		Spectrum Brands Holdings, Inc	125
426	*	USANA Health Sciences, Inc	39
1,597	*	Veru, Inc	14
443		WD-40 Co	103

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	17,551

INSURANCE - 2.0%
19,765		Aflac, Inc	1,030
421	*	Alleghany Corp	263
8,715		Allstate Corp	1,110
1,747	*	AMBAC Financial Group, Inc	25
2,546		American Equity Investment Life Holding Co	75
1,850		American Financial Group, Inc	233
25,444		American International Group, Inc	1,397
80		American National Group, Inc	15
751		Amerisafe, Inc	42
6,614		Aon plc	1,890
11,535	*	Arch Capital Group Ltd	440
1,084		Argo Group International Holdings Ltd	57
5,903		Arthur J. Gallagher & Co	878
1,802		Assurant, Inc	284
2,339		Assured Guaranty Ltd	110
3,443	*	Athene Holding Ltd	237
2,014		Axis Capital Holdings Ltd	93
2,527	*	Brighthouse Financial, Inc	114
6,379		Brown & Brown, Inc	354
1,025	*	BRP Group, Inc	34
12,914		Chubb Ltd	2,240
4,580		Cincinnati Financial Corp	523
2,162	*,e	Citizens, Inc (Class A)	13
758		CNA Financial Corp	32
4,045		Conseco, Inc	95
406		Donegal Group, Inc (Class A)	6
746	*	eHealth, Inc	30
1,061		Employers Holdings, Inc	42
294	*	Enstar Group Ltd	69
689		Erie Indemnity Co (Class A)	123
1,169		Everest Re Group Ltd	293
8,198		Fidelity National Financial Inc	372
2,961		First American Financial Corp	199
14,243	*	Genworth Financial, Inc (Class A)	53
2,729		Globe Life, Inc	243
1,121	*	GoHealth, Inc	6
512		Goosehead Insurance, Inc	78
621	*	Greenlight Capital Re Ltd (Class A)	5
1,148		Hanover Insurance Group, Inc	149
10,392		Hartford Financial Services Group, Inc	730
290		HCI Group, Inc	32
1,074		Heritage Insurance Holdings, Inc	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,591		Horace Mann Educators Corp	$63
345		Independence Holding Co	17
62		Investors Title Co	11
646		James River Group Holdings Ltd	24
1,556		Kemper Corp	104
651		Kinsale Capital Group, Inc	105
1,146	*,e	Lemonade, Inc	77
5,511		Lincoln National Corp	379
6,093		Loews Corp	329
388	*	Markel Corp	464
15,069		Marsh & McLennan Cos, Inc	2,282
2,049	*	MBIA, Inc	26
754		Mercury General Corp	42
21,461		Metlife, Inc	1,325
648	*,e	MetroMile, Inc	2
92		National Western Life Group, Inc	19
394	*	NI Holdings, Inc	7
9,089		Old Republic International Corp	210
682	*	Palomar Holdings, Inc	55
1,239		Primerica, Inc	190
8,201		Principal Financial Group	528
1,956		ProAssurance Corp	47
17,277		Progressive Corp	1,562
11,656		Prudential Financial, Inc	1,226
2,140		Reinsurance Group of America, Inc (Class A)	238
1,484		RenaissanceRe Holdings Ltd	207
1,226		RLI Corp	123
192		Safety Insurance Group, Inc	15
1,895		Selective Insurance Group, Inc	143
4,001	*	Selectquote, Inc	52
2,745	*	SiriusPoint Ltd	25
630		State Auto Financial Corp	32
815		Stewart Information Services Corp	52
1,255		Tiptree Inc	13
7,500		Travelers Cos, Inc	1,140
1,119	*	Trupanion, Inc	87
844		United Fire Group Inc	20
739		United Insurance Holdings Corp	3
1,340		Universal Insurance Holdings, Inc	17
4,932		Unum Group	124
4,322		W.R. Berkley Corp	316
105		White Mountains Insurance Group Ltd	112
3,817		Willis Towers Watson plc	887

		TOTAL INSURANCE	26,721

MATERIALS - 2.3%
889	*	AdvanSix, Inc	35
6,548		Air Products & Chemicals, Inc	1,677
3,412		Albemarle Corp	747
5,455	*	Alcoa Corp	267
4,202	*	Allegheny Technologies, Inc	70
44,173		Amcor plc	512
1,143		American Vanguard Corp	17
4,987	*	Amyris, Inc	68

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,717		Aptargroup, Inc	$205
3,221	*	Arconic Corp	102
716		Ardagh Group S.A.	18
1,771		Ashland Global Holdings, Inc	158
2,528		Avery Dennison Corp	524
2,934		Avient Corp	136
5,815	*	Axalta Coating Systems Ltd	170
794		Balchem Corp	115
9,645		Ball Corp	868
3,811	*	Berry Global Group, Inc	232
1,693		Cabot Corp	85
1,812		Carpenter Technology Corp	59
3,246		Celanese Corp (Series A)	489
1,952	*	Century Aluminum Co	26
6,646		CF Industries Holdings, Inc	371
284		Chase Corp	29
4,024		Chemours Co	117
623	*	Clearwater Paper Corp	24
13,430	*,e	Cleveland-Cliffs, Inc	266
6,825	*	Coeur Mining, Inc	42
2,958		Commercial Metals Co	90
1,021		Compass Minerals International, Inc	66
3,240	*	Constellium SE	61
21,448		Corteva, Inc	903
3,733		Crown Holdings, Inc	376
1,980	*,e	Danimer Scientific, Inc	32
297	*	Diversey Holdings Ltd	5
1,116	*	Domtar Corp	61
22,281		Dow, Inc	1,282
15,603		DuPont de Nemours, Inc	1,061
983		Eagle Materials, Inc	129
4,180		Eastman Chemical Co	421
7,397		Ecolab, Inc	1,543
6,085		Element Solutions, Inc	132
2,253	*	Ferro Corp	46
2,943	*,†	Ferroglobe plc	0
3,799		FMC Corp	348
657	*	Forterra, Inc	15
43,374		Freeport-McMoRan, Inc (Class B)	1,411
954		FutureFuel Corp	7
916	*	Gatos Silver, Inc	11
1,276	*	GCP Applied Technologies, Inc	28
1,827		Glatfelter Corp	26
7,879		Graphic Packaging Holding Co	150
985		Greif, Inc (Class A)	64
203		Greif, Inc (Class B)	13
1,761		H.B. Fuller Co	114
754		Hawkins, Inc	26
501		Haynes International, Inc	19
16,414		Hecla Mining Co	90
6,401		Huntsman Corp	189
1,288	*	Ingevity Corp	92
872		Innospec, Inc	73
7,312		International Flavors & Fragrances, Inc	978

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

11,720		International Paper Co	$655
362	*	Intrepid Potash, Inc	11
443		Kaiser Aluminum Corp	48
850	*	Koppers Holdings, Inc	27
929	*	Kraton Corp	42
893		Kronos Worldwide, Inc	11
4,227	*	Livent Corp	98
2,946		Louisiana-Pacific Corp	181
7,809		LyondellBasell Industries NV	733
1,916		Martin Marietta Materials, Inc	655
679		Materion Corp	47
838		Minerals Technologies, Inc	59
10,560		Mosaic Co	377
2,135	*,e	MP Materials Corp	69
871		Myers Industries, Inc	17
642		Neenah Inc	30
80		NewMarket Corp	27
23,671		Newmont Goldcorp Corp	1,285
8,146	*	Novagold Resources Inc	56
8,819		Nucor Corp	869
5,026	*	O-I Glass, Inc	72
4,186		Olin Corp	202
395		Olympic Steel, Inc	10
2,087	*	Orion Engineered Carbons SA	38
2,908		Packaging Corp of America	400
728		Pactiv Evergreen, Inc	9
659	*	Perpetua Resources Corp	3
7,195		PPG Industries, Inc	1,029
890		PQ Group Holdings, Inc	10
673	*,e	PureCycle Technologies, Inc	9
452		Quaker Chemical Corp	107
821	*	Ranpak Holdings Corp	22
1,744	*	Rayonier Advanced Materials, Inc	13
1,624		Reliance Steel & Aluminum Co	231
1,819		Royal Gold, Inc	174
3,925		RPM International, Inc	305
592		Ryerson Holding Corp	13
941		Schnitzer Steel Industries, Inc (Class A)	41
766		Schweitzer-Mauduit International, Inc	27
1,142		Scotts Miracle-Gro Co (Class A)	167
4,592		Sealed Air Corp	252
1,015		Sensient Technologies Corp	92
7,271		Sherwin-Williams Co	2,034
2,434		Silgan Holdings, Inc	93
3,066		Sonoco Products Co	183
2,484		Southern Copper Corp	139
5,557		Steel Dynamics, Inc	325
479		Stepan Co	54
3,397	*	Summit Materials, Inc	109
2,524		SunCoke Energy, Inc	16
1,535	*	TimkenSteel Corp	20
1,164		Tredegar Corp	14
1,292		Trinseo S.A.	70
3,174		Tronox Holdings plc	78

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

226	*	UFP Technologies, Inc	$14
66		United States Lime & Minerals, Inc	8
7,852		United States Steel Corp	172
4,362		Valvoline, Inc	136
1,233		Verso Corp	26
4,078		Vulcan Materials Co	690
1,812		Warrior Met Coal, Inc	42
1,167		Westlake Chemical Corp	106
8,064		WestRock Co	402
858		Worthington Industries, Inc	45
333	*,e	Zymergen, Inc	4

		TOTAL MATERIALS	30,594

MEDIA & ENTERTAINMENT - 8.9%
22,826		Activision Blizzard, Inc	1,766
1,783	*	Advantage Solutions, Inc	15
8,904	*	Alphabet, Inc (Class A)	23,805
8,308	*	Alphabet, Inc (Class C)	22,143
6,143	*	Altice USA, Inc	127
15,113	*,e	AMC Entertainment Holdings, Inc	575
921	*	AMC Networks, Inc	43
353	*	Boston Omaha Corp	14
163		Cable One, Inc	296
941	*	Cardlytics, Inc	79
2,709	*	Cargurus, Inc	85
2,223	*	Cars.com, Inc	28
3,787	*	Charter Communications, Inc	2,755
296	*	Chicken Soup For The Soul Entertainment, Inc	7
3,434	*	Cinemark Holdings, Inc	66
10,518	*	Clear Channel	28
134,596		Comcast Corp (Class A)	7,528
1,824	*	comScore, Inc	7
690	*	CuriosityStream, Inc	7
46	*	Daily Journal Corp	15
4,788	*,e	Discovery, Inc (Class A)	122
9,197	*	Discovery, Inc (Class C)	223
6,813	*	DISH Network Corp (Class A)	296
8,437		Electronic Arts, Inc	1,200
568	*	Emerald Holding, Inc	2
4,712	*	Entercom Communications Corp	17
2,637		Entravision Communications Corp (Class A)	19
2,165	*	Eventbrite Inc	41
452	*	EverQuote Inc	8
1,941		EW Scripps Co (Class A)	35
70,851	*	Facebook, Inc	24,046
2,575	*	Fluent, Inc	6
9,927		Fox Corp (Class A)	398
4,763		Fox Corp (Class B)	177
3,947	*,e	fuboTV, Inc	95
4,050	*	Gannett Co, Inc	27
2,680		Gray Television, Inc	61
408	*	Hemisphere Media Group, Inc	5
2,290	*	IAC	298
3,188	*	iHeartMedia, Inc	80

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,677	*	Imax Corp	$32
12,163		Interpublic Group of Cos, Inc	446
1,411		John Wiley & Sons, Inc (Class A)	74
428	*	Liberty Braves Group (Class A)	12
1,434	*	Liberty Braves Group (Class C)	38
661	*	Liberty Broadband Corp (Class A)	111
4,376	*	Liberty Broadband Corp (Class C)	756
300	*	Liberty Media Group (Class A)	14
5,944	*	Liberty Media Group (Class C)	306
2,524	*	Liberty SiriusXM Group (Class A)	119
4,971	*	Liberty SiriusXM Group (Class C)	236
3,006	*	Liberty TripAdvisor Holdings, Inc	9
2,000	*	Lions Gate Entertainment Corp (Class A)	28
3,835	*	Lions Gate Entertainment Corp (Class B)	50
4,097	*	Live Nation, Inc	373
1,013	*	LiveXLive Media, Inc	3
190	e	Loral Space & Communications, Inc	8
627	*	Madison Square Garden Co	117
832	*	Madison Square Garden Entertainment Corp	60
3,683	*	Magnite, Inc	103
736	*,e	Marcus Corp	13
8,083	*	Match Group, Inc	1,269
584	*	MediaAlpha, Inc	11
1,180	*	Meredith Corp	66
2,714		National CineMedia, Inc	10
12,771	*	Netflix, Inc	7,795
5,138		New York Times Co (Class A)	253
11,739		News Corp (Class A)	276
3,112		News Corp (Class B)	72
1,183		Nexstar Media Group Inc	180
6,563		Omnicom Group, Inc	476
16,442	*	Pinterest, Inc	838
2,676	*	Playtika Holding Corp	74
1,192	*	QuinStreet, Inc	21
3,467	*	Roku, Inc	1,086
1,096		Scholastic Corp	39
1,688		Sinclair Broadcast Group, Inc (Class A)	53
28,000	e	Sirius XM Holdings, Inc	171
8,841	*,e	Skillz, Inc	87
4,001	*	Spotify Technology S.A.	902
1,585	*	Stagwell, Inc	12
3,231	*	Take-Two Interactive Software, Inc	498
708	*	TechTarget, Inc	58
6,883		TEGNA, Inc	136
2,932	*	TripAdvisor, Inc	99
2,406	*	TrueCar, Inc	10
23,098	*	Twitter, Inc	1,395
244		ViacomCBS, Inc (Class A)	10
17,510		ViacomCBS, Inc (Class B)	692
3,939	*	Vimeo, Inc	116
53,655	*	Walt Disney Co	9,077
1,263	*	WideOpenWest, Inc	25
1,422		World Wrestling Entertainment, Inc (Class A)	80
2,109	*	Yelp, Inc	79

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,844	*	Zillow Group, Inc (Class A)	$163
4,924	*	Zillow Group, Inc (Class C)	434
28,917	*	Zynga, Inc	218

		TOTAL MEDIA & ENTERTAINMENT	116,234

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.2%
2,501	*	10X Genomics, Inc	364
524	*	4D Molecular Therapeutics, Inc	14
6,325	*	9 Meters Biopharma, Inc	8
52,329		AbbVie, Inc	5,645
3,739	*	Acadia Pharmaceuticals, Inc	62
1,640	*	Acceleron Pharma, Inc	282
1,289	*	Aclaris Therapeutics, Inc	23
488	*	Adagio Therapeutics, Inc	21
3,224	*	Adaptive Biotechnologies Corp	110
546	*	Adicet Bio, Inc	4
2,388	*	Adverum Biotechnologies, Inc	5
1,277	*	Aeglea BioTherapeutics, Inc	10
1,175	*	Aerie Pharmaceuticals, Inc	13
3,354	*	Affimed NV	21
5,844	*	Agenus, Inc	31
9,009		Agilent Technologies, Inc	1,419
1,876	*	Agios Pharmaceuticals, Inc	87
3,952	*	Akebia Therapeutics, Inc	11
718	*	Akero Therapeutics, Inc	16
708	*	Akouos, Inc	8
332	*	Albireo Pharma, Inc	10
2,198	*,†	Alder Biopharmaceuticals Inc	2
1,373	*,e	Aldeyra Therapeutics, Inc	12
1,504	*	Alector, Inc	34
535	*	Aligos Therapeutics, Inc	8
3,835	*	Alkermes plc	118
1,018	*	Allakos, Inc	108
1,951	*	Allogene Therapeutics, Inc	50
845	*	Allovir, Inc	21
3,604	*	Alnylam Pharmaceuticals, Inc	680
971	*,e	Altimmune, Inc	11
515	*	ALX Oncology Holdings, Inc	38
16,838		Amgen, Inc	3,581
8,241	*	Amicus Therapeutics, Inc	79
2,888	*	Amneal Pharmaceuticals, Inc	15
1,331	*	Amphastar Pharmaceuticals, Inc	25
5,455	*,e	Ampio Pharmaceuticals, Inc	9
679	*	AnaptysBio, Inc	18
1,840	*	Anavex Life Sciences Corp	33
685	*	Angion Biomedica Corp	7
292	*	ANI Pharmaceuticals, Inc	10
566	*	Anika Therapeutics, Inc	24
897	*	Annexon, Inc	17
5,621	*	Antares Pharma, Inc	20
1,954	*	Apellis Pharmaceuticals, Inc	64
728	*	Applied Molecular Transport, Inc	19
433	*	Applied Therapeutics, Inc	7
1,429	*,e	AquaBounty Technologies, Inc	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,291	*,e	Arbutus Biopharma Corp	$10
625	*	Arcturus Therapeutics Holdings, Inc	30
1,321	*	Arcus Biosciences, Inc	46
782	*	Arcutis Biotherapeutics, Inc	19
2,302	*,e	Ardelyx, Inc	3
1,827	*	Arena Pharmaceuticals, Inc	109
3,104	*	Arrowhead Pharmaceuticals Inc	194
1,292	*	Arvinas, Inc	106
2,394	*	Atara Biotherapeutics, Inc	43
1,878	*,e	Atea Pharmaceuticals, Inc	66
2,321	*,e	Athenex, Inc	7
11,419	*,e	Athersys, Inc	15
866	*,e	Athira Pharma, Inc	8
3,540	*,e	Atossa Therapeutics, Inc	12
684	*,e	Atreca, Inc	4
2,050	*	Avalo Therapeutics, Inc	4
17,155	*	Avantor, Inc	702
1,798	*	Avid Bioservices, Inc	39
875	*	Avidity Biosciences, Inc	22
611	*	Avita Medical, Inc	11
645	*	Avrobio, Inc	4
854	*,e	Axsome Therapeutics, Inc	28
1,401	*	Beam Therapeutics, Inc	122
1,405	*	Berkeley Lights, Inc	27
611	*	Beyondspring Inc	10
340	*	BioAtla, Inc	10
5,428	*	BioCryst Pharmaceuticals, Inc	78
2,860	*	BioDelivery Sciences International, Inc	10
4,423	*	Biogen, Inc	1,252
1,538	*	Biohaven Pharmaceutical Holding Co Ltd	214
5,654	*	BioMarin Pharmaceutical, Inc	437
8,439	*,e	Bionano Genomics, Inc	46
660	*	Bio-Rad Laboratories, Inc (Class A)	492
1,193		Bio-Techne Corp	578
343	*	Bioxcel Therapeutics Inc	10
377	*,e	Black Diamond Therapeutics, Inc	3
2,108	*	Bluebird Bio, Inc	40
1,758	*	Blueprint Medicines Corp	181
362	*	Bolt Biotherapeutics, Inc	5
3,248	*	Bridgebio Pharma, Inc	152
65,996		Bristol-Myers Squibb Co	3,905
709	*	Brooklyn ImmunoTherapeutics, Inc	7
3,225		Bruker BioSciences Corp	252
970	*	C4 Therapeutics, Inc	43
1,052	*	Cara Therapeutics, Inc	16
1,067	*,e	Cardiff Oncology, Inc	7
1,462	*	CareDx, Inc	93
393	*	Caribou Biosciences, Inc	9
1,147	*,e	Cassava Sciences, Inc	71
4,893	*	Catalent, Inc	651
3,681	*	Catalyst Pharmaceuticals, Inc	20
222	*	Celcuity, Inc	4
1,296	*	Celldex Therapeutics, Inc	70
1,391	*,e	CEL-SCI Corp	15

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

298	*	Century Therapeutics, Inc	$7
939	*	Cerevel Therapeutics Holdings, Inc	28
1,443	*	Charles River Laboratories International, Inc	595
1,390	*	ChemoCentryx, Inc	24
1,747	*	Chimerix, Inc	11
887	*	Chinook Therapeutics, Inc	11
1,198	*,e	ChromaDex Corp	8
3,254	*	Citius Pharmaceuticals, Inc	7
587	*	Clene, Inc	4
2,978	*	Clovis Oncology, Inc	13
1,647	*	Codexis, Inc	38
453	*	Codiak Biosciences, Inc	7
1,061	*,e	Cogent Biosciences, Inc	9
2,173	*	Coherus Biosciences, Inc	35
877	*	Collegium Pharmaceutical, Inc	17
3,236	*	Corcept Therapeutics, Inc	64
1,298	*	CorMedix Inc	6
590	*	Cortexyme Inc	54
938	*	Crinetics Pharmaceuticals, Inc	20
669	*	Cue Biopharma, Inc	10
660	*,e	Cullinan Oncology, Inc	15
1,574	*	CureVac NV	86
2,513	*	Curis, Inc	20
2,162	*	Cymabay Therapeutics, Inc	8
243	*	Cytek Biosciences, Inc	5
2,182	*	Cytokinetics, Inc	78
1,148	*	CytomX Therapeutics, Inc	6
1,209	*	Deciphera Pharmaceuticals, Inc	41
2,697	*	Denali Therapeutics, Inc	136
702	*,e	DermTech, Inc	23
313	*,e	Design Therapeutics, Inc	5
2,079	*	Dicerna Pharmaceuticals, Inc	42
6,351	*	Durect Corp	8
3,515	*	Dynavax Technologies Corp	68
858	*	Dyne Therapeutics, Inc	14
323	*	Eagle Pharmaceuticals, Inc	18
262	*	Edgewise Therapeutics, Inc	4
2,042	*	Editas Medicine, Inc	84
933	*	Eiger BioPharmaceuticals, Inc	6
13,180	*	Elanco Animal Health, Inc	420
25,131		Eli Lilly & Co	5,807
1,340	*	Emergent Biosolutions, Inc	67
648	*	Enanta Pharmaceuticals, Inc	37
2,725	*	Epizyme, Inc	14
462	*	Erasca, Inc	10
876	*,e	Esperion Thereapeutics, Inc	11
887	*,e	Evelo Biosciences, Inc	6
702	*	Evolus, Inc	5
5,124	*	Exact Sciences Corp	489
9,779	*	Exelixis, Inc	207
602	*	EyePoint Pharmaceuticals, Inc	6
2,380	*	Fate Therapeutics, Inc	141
2,752	*	FibroGen, Inc	28
1,094	*	Flexion Therapeutics, Inc	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,426	*	Fluidigm Corp	$16
505	*,e	Foghorn Therapeutics, Inc	7
937	*	Forma Therapeutics Holdings, Inc	22
331	*,e	Forte Biosciences, Inc	1
1,841	*,e	Fortress Biotech, Inc	6
893	*,e	Frequency Therapeutics, Inc	6
597	*	Fulcrum Therapeutics, Inc	17
1,187	*,e	G1 Therapeutics, Inc	16
564	*,e	Gemini Therapeutics, Inc	2
1,233	*	Generation Bio Co	31
6,445	*	Geron Corp	9
37,345		Gilead Sciences, Inc	2,609
1,912	*	Global Blood Therapeutics, Inc	49
1,575	*	Gossamer Bio, Inc	20
310	*	Graphite Bio, Inc	5
1,019	*	Gritstone Oncology, Inc	11
701	*	GT Biopharma, Inc	5
4,274	*	Halozyme Therapeutics, Inc	174
588	*	Harmony Biosciences Holdings, Inc	23
507	*	Harpoon Therapeutics, Inc	4
783	*	Harvard Bioscience, Inc	5
2,785	*	Heron Therapeutics, Inc	30
542	*	Homology Medicines, Inc	4
6,476	*	Horizon Therapeutics Plc	709
1,324	*,e	Humanigen, Inc	8
6,449	*,e	iBio, Inc	7
278	*	Icosavax, Inc	8
950	*	Ideaya Biosciences, Inc	24
229	*	IGM Biosciences, Inc	15
4,336	*	Illumina, Inc	1,759
435	*	Immunic, Inc	4
1,987	*	ImmunityBio, Inc	19
5,543	*	Immunogen, Inc	31
1,107	*	Immunovant, Inc	10
5,716	*	Incyte Corp	393
2,454	*	Infinity Pharmaceuticals, Inc	8
813	*	Inhibrx, Inc	27
2,407	*	Innoviva, Inc	40
357	*	Inotiv, Inc	10
6,194	*,e	Inovio Pharmaceuticals, Inc	44
368	*	Inozyme Pharma, Inc	4
3,278	*	Insmed, Inc	90
400	*	Instil Bio, Inc	7
1,988	*	Intellia Therapeutics, Inc	267
836	*,e	Intercept Pharmaceuticals, Inc	12
2,067	*	Intra-Cellular Therapies, Inc	77
5,991	*,e	Invitae Corp	170
4,403	*	Ionis Pharmaceuticals, Inc	148
4,447	*	Iovance Biotherapeutics, Inc	110
5,643	*	IQVIA Holdings, Inc	1,352
5,284	*	Ironwood Pharmaceuticals, Inc	69
572	*	iTeos Therapeutics, Inc	15
2,922	*	IVERIC bio, Inc	47
258	*	Janux Therapeutics, Inc	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,671	*	Jazz Pharmaceuticals plc	$218
77,951		Johnson & Johnson	12,589
724	*	Jounce Therapeutics, Inc	5
5,123	*	Kadmon Holdings, Inc	45
1,318	*,e	Kala Pharmaceuticals, Inc	3
487	*	KalVista Pharmaceuticals Inc	8
646	*	Karuna Therapeutics, Inc	79
2,001	*	Karyopharm Therapeutics, Inc	12
844	*	KemPharm, Inc	8
400	*	Keros Therapeutics, Inc	16
1,311	*	Kezar Life Sciences, Inc	11
706	*	Kiniksa Pharmaceuticals Ltd	8
383	*,e	Kinnate Biopharma, Inc	9
988	*	Kodiak Sciences, Inc	95
1,128	*,e	Kronos Bio, Inc	24
486	*	Krystal Biotech Inc	25
1,654	*	Kura Oncology, Inc	31
969	*	Kymera Therapeutics, Inc	57
1,763	*	Lexicon Pharmaceuticals, Inc	8
484	*	Ligand Pharmaceuticals, Inc (Class B)	67
3,301	*	Lineage Cell Therapeutics, Inc	8
1,721	*	MacroGenics, Inc	36
275	*	Madrigal Pharmaceuticals, Inc	22
683	*	Magenta Therapeutics, Inc	5
7,710	*,e	MannKind Corp	34
2,177	*	Maravai LifeSciences Holdings, Inc	107
1,010	*,e	Marinus Pharmaceuticals, Inc	11
805	*	Medpace Holdings, Inc	152
3,862	*	MEI Pharma, Inc	11
548	*	MeiraGTx Holdings plc	7
74,939		Merck & Co, Inc	5,629
1,994	*	Mersana Therapeutics, Inc	19
673	*	Mettler-Toledo International, Inc	927
3,231	*	MiMedx Group, Inc	20
9,611	*,e	Mind Medicine MindMed, Inc	22
1,197	*	Mirati Therapeutics, Inc	212
10,043	*	Moderna, Inc	3,865
1,274	*	Molecular Templates, Inc	9
213	*	Monte Rosa Therapeutics, Inc	5
597	*	Morphic Holding, Inc	34
2,916	*	Mustang Bio, Inc	8
2,502	*	Myriad Genetics, Inc	81
1,328	*	NanoString Technologies, Inc	64
2,327	*	Natera, Inc	259
5,467	*	Nektar Therapeutics	98
3,250	*	NeoGenomics, Inc	157
1,362	*	Neoleukin Therapeutics, Inc	10
2,942	*	Neurocrine Biosciences, Inc	282
464	*	NexImmune, Inc	7
761	*	NGM Biopharmaceuticals Inc	16
496	*	Nkarta, Inc	14
2,168	*	Novavax, Inc	449
935	*	Nurix Therapeutics, Inc	28
214	*,e	Nuvalent, Inc	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,508	*	Nuvation Bio, Inc	$15
5,511	*,e	Ocugen, Inc	40
2,221	*	Ocular Therapeutix, Inc	22
649	*	Olema Pharmaceuticals, Inc	18
1,629	*	Omeros Corp	22
2,507	*	Oncocyte Corp	9
551	*,e	Oncorus, Inc	5
1,312	*	Oncternal Therapeutics, Inc	5
13,300	*,e	Opko Health, Inc	49
752	*	Oramed Pharmaceuticals, Inc	17
1,103	*	Organogenesis Holdings Inc	16
6,806		Organon & Co	223
672	*	ORIC Pharmaceuticals, Inc	14
2,475	*	Outlook Therapeutics, Inc	5
268	*	Oyster Point Pharma, Inc	3
5,816	*	Pacific Biosciences of California, Inc	149
1,521	*	Pacira BioSciences Inc	85
934	*	Paratek Pharmaceuticals, Inc	5
1,084	*	Passage Bio, Inc	11
3,431		PerkinElmer, Inc	595
4,241		Perrigo Co plc	201
1,024	*	Personalis, Inc	20
165,391		Pfizer, Inc	7,113
575	*	Phathom Pharmaceuticals, Inc	18
720		Phibro Animal Health Corp	16
722	*,e	Pliant Therapeutics, Inc	12
754	*	PMV Pharmaceuticals, Inc	22
972	*,e	Poseida Therapeutics, Inc	7
4,112	*	PPD, Inc	192
684	*	Praxis Precision Medicines, Inc	13
2,435	*	Precigen, Inc	12
1,170	*	Precision BioSciences Inc	13
251	*,e	Prelude Therapeutics, Inc	8
1,758	*	Prestige Consumer Healthcare, Inc.	99
2,427	*,†	Progenics Pharmaceuticals, Inc	0
280	*	Prometheus Biosciences, Inc	7
1,206	*	Protagonist Therapeutics, Inc	21
1,011	*	Prothena Corp plc	72
1,356	*,e	Provention Bio, Inc	9
2,011	*	PTC Therapeutics, Inc	75
1,119	*	Puma Biotechnology, Inc	8
6,175	*	QIAGEN NV	319
914	*	Quanterix Corp	46
1,455	*	Radius Health, Inc	18
524	*	RAPT Therapeutics, Inc	16
815	*	Reata Pharmaceuticals, Inc	82
559	*	Recursion Pharmaceuticals, Inc	13
2,975	*	Regeneron Pharmaceuticals, Inc	1,800
1,062	*	REGENXBIO, Inc	45
1,723	*	Relay Therapeutics, Inc	54
450	*	Relmada Therapeutics, Inc	12
1,652	*	Repligen Corp	477
699	*	Replimune Group, Inc	21
2,003	*	Revance Therapeutics, Inc	56

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,744	*	REVOLUTION Medicines, Inc	$48
1,025	*	Rhythm Pharmaceuticals, Inc	13
4,657	*	Rigel Pharmaceuticals, Inc	17
1,412	*	Rocket Pharmaceuticals, Inc	42
9,910		Royalty Pharma plc	358
1,226	*	Rubius Therapeutics, Inc	22
1,665	*	Sage Therapeutics, Inc	74
2,386	*	Sana Biotechnology, Inc	54
3,362	*	Sangamo Therapeutics Inc	30
2,419	*	Sarepta Therapeutics, Inc	224
826	*	Scholar Rock Holding Corp	27
3,999	*	Seagen, Inc	679
2,233	*	Seelos Therapeutics, Inc	5
1,126	*,e	Seer, Inc	39
3,235	*	Selecta Biosciences, Inc	13
2,061	*	Seres Therapeutics, Inc	14
4,951	*,e	Sesen Bio, Inc	4
769	*,e	Shattuck Labs, Inc	16
1,913	*	SIGA Technologies, Inc	14
373	*,e	Silverback Therapeutics, Inc	4
2,399	*	Solid Biosciences, Inc	6
8,083	*,e	Sorrento Therapeutics, Inc	62
2,030	*	Sotera Health Co	53
4,176	*	Spectrum Pharmaceuticals, Inc	9
853	*	Spero Therapeutics, Inc	16
843	*	SpringWorks Therapeutics, Inc	53
658	*,e	SQZ Biotechnologies Co	9
519	*	Stoke Therapeutics, Inc	13
1,648	*	Supernus Pharmaceuticals, Inc	44
956	*,e	Surface Oncology, Inc	7
1,211	*	Sutro Biopharma, Inc	23
1,544	*	Syndax Pharmaceuticals, Inc	29
3,059	*	Syneos Health, Inc	268
2,140	*	Syros Pharmaceuticals, Inc	10
197	*	Tarsus Pharmaceuticals, Inc	4
624	*,e	Taysha Gene Therapies, Inc	12
785	*	TCR2 Therapeutics Inc	7
285	*	Tenaya Therapeutics, Inc	6
3,788	*	TG Therapeutics, Inc	126
10,557	*,e	TherapeuticsMD, Inc	8
1,625	*	Theravance Biopharma, Inc	12
11,644		Thermo Fisher Scientific, Inc	6,653
9,877	*,e	Tonix Pharmaceuticals Holding Corp	6
1,469	*	Travere Therapeutics, Inc	36
4,741	*,e	Trevena, Inc	6
2,885	*	Trillium Therapeutics, Inc	51
1,339	*	Turning Point Therapeutics Inc	89
1,447	*	Twist Bioscience Corp	155
1,912	*	Ultragenyx Pharmaceutical, Inc	172
1,359	*	United Therapeutics Corp	251
657	*,e	UroGen Pharma Ltd	11
1,691	*	Vanda Pharmaceuticals, Inc	29
3,587	*	Vaxart Inc	29
1,156	*	Vaxcyte, Inc	29

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,494	*	VBI Vaccines, Inc	$17
1,983	*	Veracyte, Inc	92
4,988	*	Verastem, Inc	15
1,345	*	Vericel Corp	66
7,676	*	Vertex Pharmaceuticals, Inc	1,392
376	*	Verve Therapeutics, Inc	18
33,920		Viatris, Inc	460
1,592	*	Viking Therapeutics, Inc	10
390	*	Vincerx Pharma, Inc	6
1,798	*	Vir Biotechnology, Inc	78
1,063	*	Viracta Therapeutics, Inc	9
5,638	*	VistaGen Therapeutics, Inc	15
324	*	Vor BioPharma, Inc	5
1,772	*	Waters Corp	633
776	*	WaVe Life Sciences Ltd	4
533		XBiotech, Inc	7
1,460	*	Xencor, Inc	48
959	*	Y-mAbs Therapeutics, Inc	27
975	*	Zentalis Pharmaceuticals, Inc	65
6,592	*,e	ZIOPHARM Oncology, Inc	12
13,997		Zoetis, Inc	2,717
1,752	*	Zogenix, Inc	27

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	94,794

REAL ESTATE - 3.4%
1,964		Acadia Realty Trust	40
1,537		Agree Realty Corp	102
1,433		Alexander & Baldwin, Inc	34
51		Alexander’s, Inc	13
4,156		Alexandria Real Estate Equities, Inc	794
1,425		American Assets Trust, Inc	53
3,732		American Campus Communities, Inc	181
3,752		American Finance Trust, Inc	30
8,855		American Homes 4 Rent	338
13,431		American Tower Corp	3,565
7,241		Americold Realty Trust	210
5,144		Apartment Income REIT Corp	251
5,144		Apartment Investment and Management Co	35
6,471		Apple Hospitality REIT, Inc	102
1,658		Armada Hoffler Properties, Inc	22
337	*,e	Ashford Hospitality Trust, Inc	5
4,298		AvalonBay Communities, Inc	953
4,931		Boston Properties, Inc	534
1,188	*	BraeMar Hotels & Resorts, Inc	6
3,704		Brandywine Realty Trust	50
9,558		Brixmor Property Group, Inc	211
3,715		Broadstone Net Lease, Inc	92
552		Brt Realty Trust	11
3,063		Camden Property Trust	452
2,763		CareTrust REIT, Inc	56
1,667		CatchMark Timber Trust, Inc	20
9,709	*	CBRE Group, Inc	945
460		Centerspace	43
1,449	*	Chatham Lodging Trust	18

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,087		City Office REIT, Inc	$19
544		Clipper Realty, Inc	4
3,268		Columbia Property Trust, Inc	62
753		Community Healthcare Trust, Inc	34
1,085	*	CorePoint Lodging, Inc	17
1,202		Coresite Realty	167
2,602		Corporate Office Properties Trust	70
4,434		Cousins Properties, Inc	165
12,836		Crown Castle International Corp	2,225
196		CTO Realty Growth, Inc	11
5,793		CubeSmart	281
3,593	*	Cushman & Wakefield plc	67
3,732		CyrusOne, Inc	289
7,193	*	DiamondRock Hospitality Co	68
8,276		Digital Realty Trust, Inc	1,195
15,230	*	DigitalBridge Group, Inc	92
7,300		Diversified Healthcare Trust	25
4,303		Douglas Emmett, Inc	136
11,536		Duke Realty Corp	552
2,230		Easterly Government Properties, Inc	46
1,286		EastGroup Properties, Inc	214
3,522		Empire State Realty Trust, Inc	35
2,015		EPR Properties	99
2,672		Equinix, Inc	2,111
1,927	*	Equity Commonwealth	50
5,139		Equity Lifestyle Properties, Inc	401
11,384		Equity Residential	921
3,224		Essential Properties Realty Trust, Inc	90
2,024		Essex Property Trust, Inc	647
1,858		eXp World Holdings Inc	74
3,972		Extra Space Storage, Inc	667
967		Farmland Partners, Inc	12
2,521		Federal Realty Investment Trust	297
3,737		First Industrial Realty Trust, Inc	195
400	*	Forestar Group, Inc	7
2,420		Four Corners Property Trust, Inc	65
4,124		Franklin Street Properties Corp	19
309	*	FRP Holdings, Inc	17
6,257		Gaming and Leisure Properties, Inc	290
3,108	e	Geo Group, Inc	23
1,064		Getty Realty Corp	31
881		Gladstone Commercial Corp	19
315		Gladstone Land Corp	7
1,479		Global Medical REIT, Inc	22
2,475		Global Net Lease, Inc	40
3,243		Healthcare Realty Trust, Inc	97
6,289		Healthcare Trust of America, Inc	187
17,079		Healthpeak Properties Inc	572
1,493	*	Hersha Hospitality Trust	14
2,907		Highwoods Properties, Inc	127
21,709	*	Host Hotels and Resorts, Inc	355
1,318	*	Howard Hughes Corp	116
3,600		Hudson Pacific Properties	95
2,619	e	Independence Realty Trust, Inc	53

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

200		Indus Realty Trust, Inc	$14
1,510		Industrial Logistics Properties Trust	38
671	e	Innovative Industrial Properties, Inc	155
17,416		Invitation Homes, Inc	668
8,118		Iron Mountain, Inc	353
1,536	e	iStar Inc	39
3,149		JBG SMITH Properties	93
1,433	*	Jones Lang LaSalle, Inc	356
2,547		Kennedy-Wilson Holdings, Inc	53
3,530		Kilroy Realty Corp	234
18,293		Kimco Realty Corp	380
1,843		Kite Realty Group Trust	38
2,699		Lamar Advertising Co	306
8,135		Lexington Realty Trust	104
2,202		Life Storage, Inc	253
570		LTC Properties, Inc	18
6,081		Macerich Co	102
1,695	*	Mack-Cali Realty Corp	29
569	*	Marcus & Millichap, Inc	23
16,244		Medical Properties Trust, Inc	326
3,416		Mid-America Apartment Communities, Inc	638
2,597		Monmouth Real Estate Investment Corp (Class A)	48
880		National Health Investors, Inc	47
5,901		National Retail Properties, Inc	255
1,913		National Storage Affiliates Trust	101
765		NETSTREIT Corp	18
4,328		Newmark Group, Inc	62
662		NexPoint Residential Trust, Inc	41
1,207		Office Properties Income Trust	31
7,357		Omega Healthcare Investors, Inc	220
574		One Liberty Properties, Inc	17
12,099	*,e	Opendoor Technologies, Inc	248
4,782		Outfront Media, Inc	120
4,579		Paramount Group, Inc	41
7,470	*	Park Hotels & Resorts, Inc	143
4,334		Pebblebrook Hotel Trust	97
5,940		Physicians Realty Trust	105
3,343		Piedmont Office Realty Trust, Inc	58
628		Plymouth Industrial REIT, Inc	14
2,176		PotlatchDeltic Corp	112
2,737		Preferred Apartment Communities, Inc	33
22,055		Prologis, Inc	2,766
488		PS Business Parks, Inc	76
4,537		Public Storage, Inc	1,348
377	*,e	Rafael Holdings, Inc	12
3,743		Rayonier, Inc	134
732		Re/Max Holdings, Inc	23
3,279	*	Realogy Holdings Corp	58
11,112		Realty Income Corp	721
3,100	*,e	Redfin Corp	155
5,446		Regency Centers Corp	367
4,204		Retail Opportunities Investment Corp	73
6,690		Retail Properties of America, Inc	86
685		Retail Value, Inc	18

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,671		Rexford Industrial Realty, Inc	$208
4,896		RLJ Lodging Trust	73
283		RMR Group, Inc	9
3,057		RPT Realty	39
1,575	*	Ryman Hospitality Properties	132
6,162		Sabra Healthcare REIT, Inc	91
468		Safehold, Inc	34
392		Saul Centers, Inc	17
3,217		SBA Communications Corp	1,063
990	*,e	Seritage Growth Properties	15
4,584		Service Properties Trust	51
9,782		Simon Property Group, Inc	1,271
6,051		SITE Centers Corp	93
1,992		SL Green Realty Corp	141
3,189		Spirit Realty Capital, Inc	147
1,023		St. Joe Co	43
4,481		STAG Industrial, Inc	176
7,137		STORE Capital Corp	229
3,928	*	Summit Hotel Properties, Inc	38
3,082		Sun Communities, Inc	570
7,507	*	Sunstone Hotel Investors, Inc	90
2,916	e	Tanger Factory Outlet Centers, Inc	48
834	*	Tejon Ranch Co	15
1,821		Terreno Realty Corp	115
9,405		UDR, Inc	498
994		UMH Properties, Inc	23
5,296		Uniti Group, Inc	66
294		Universal Health Realty Income Trust	16
3,855		Urban Edge Properties	71
1,188		Urstadt Biddle Properties, Inc (Class A)	22
12,009		Ventas, Inc	663
6,892		VEREIT, Inc	312
16,518		VICI Properties, Inc	469
5,748		Vornado Realty Trust	241
2,363		Washington REIT	58
12,746		Welltower, Inc	1,050
21,670		Weyerhaeuser Co	771
1,293		Whitestone REIT	13
5,105		WP Carey, Inc	373
3,934	*	Xenia Hotels & Resorts, Inc	70

		TOTAL REAL ESTATE	43,952

RETAILING - 6.4%
966	*	1-800-FLOWERS.COM, Inc (Class A)	29
1,062		Aaron’s Co, Inc	29
1,704	*	Abercrombie & Fitch Co (Class A)	64
1,681	*	Academy Sports & Outdoors, Inc	67
2,037		Advance Auto Parts, Inc	426
12,849	*	Amazon.com, Inc	42,209
4,274	e	American Eagle Outfitters, Inc	110
221	*	America’s Car-Mart, Inc	26
2,460	*	Arko Corp	25
555	*	Asbury Automotive Group, Inc	109
1,425	*	Autonation, Inc	174

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

649	*	AutoZone, Inc	$1,102
1,018	*	Barnes & Noble Education, Inc	10
7,018		Bath & Body Works, Inc	442
2,880	*	Bed Bath & Beyond, Inc	50
7,333		Best Buy Co, Inc	775
578	e	Big 5 Sporting Goods Corp	13
1,092		Big Lots, Inc	47
819	*	Boot Barn Holdings, Inc	73
524		Buckle, Inc	21
2,005	*	Burlington Stores, Inc	569
1,001		Caleres, Inc	22
1,212		Camping World Holdings, Inc	47
1,078	*,e	CarLotz, Inc	4
4,909	*	CarMax, Inc	628
1,412	*	CarParts.com, Inc	22
2,320	*	Carvana Co	700
966		Cato Corp (Class A)	16
3,531	*	Chico’s FAS, Inc	16
389	*	Children’s Place, Inc	29
293	*	Citi Trends, Inc	21
708	*	Conn’s, Inc	16
764	*	Container Store Group, Inc	7
1,606	*	Designer Brands, Inc	22
1,961		Dick’s Sporting Goods, Inc	235
165	e	Dillard’s, Inc (Class A)	28
7,055		Dollar General Corp	1,497
7,030	*	Dollar Tree, Inc	673
4,199	*	DoorDash, Inc	865
404	*	Duluth Holdings, Inc	6
19,418		eBay, Inc	1,353
3,799	*	Etsy, Inc	790
1,723	*	Five Below, Inc	305
2,980	*	Floor & Decor Holdings, Inc	360
2,828		Foot Locker, Inc	129
748		Franchise Group, Inc	26
576	*	Funko, Inc	11
1,889	*	GameStop Corp (Class A)	331
5,772		Gap, Inc	131
365	*	Genesco, Inc	21
4,217		Genuine Parts Co	511
521		Group 1 Automotive, Inc	98
658	*	Groupon, Inc	15
1,619	*	GrowGeneration Corp	40
1,358		Guess?, Inc	29
715		Haverty Furniture Cos, Inc	24
547		Hibbett Sports, Inc	39
31,477		Home Depot, Inc	10,333
378	*,e	Kirkland’s, Inc	7
4,818		Kohl’s Corp	227
487	*	Lands’ End, Inc	11
3,129	*	Leslie’s, Inc	64
1,143	*	Liquidity Services, Inc	25
845		Lithia Motors, Inc (Class A)	268
7,712	*	LKQ Corp	388

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

20,977		Lowe’s Companies, Inc	$4,255
1,099	*	Lumber Liquidators, Inc	21
9,238		Macy’s, Inc	209
530	*	MarineMax, Inc	26
556		Monro Muffler, Inc	32
660		Murphy USA, Inc	110
2,416	*	National Vision Holdings, Inc	137
3,550	*	Nordstrom, Inc	94
1,512	*	ODP Corp	61
1,867	*	Ollie’s Bargain Outlet Holdings, Inc	113
266		OneWater Marine, Inc	11
2,060	*	O’Reilly Automotive, Inc	1,259
1,209	*,e	Overstock.com, Inc	94
3,210	*	Party City Holdco, Inc	23
633		Penske Auto Group, Inc	64
1,980	*	Petco Health & Wellness Co, Inc	42
765	e	PetMed Express, Inc	21
1,111		Pool Corp	483
2,148	*	Porch Group, Inc	38
2,851	*	Quotient Technology, Inc	17
11,732		Qurate Retail Group, Inc QVC Group	120
2,401	*	RealReal, Inc	32
1,859		Rent-A-Center, Inc	105
1,063	*	Revolve Group, Inc	66
507	*	RH	338
10,330		Ross Stores, Inc	1,124
2,402	*	Sally Beauty Holdings, Inc	40
1,741	*	Shift Technologies, Inc	12
646		Shoe Carnival, Inc	21
719		Shutterstock, Inc	81
1,526		Signet Jewelers Ltd	121
760	*	Sleep Number Corp	71
479		Sonic Automotive, Inc (Class A)	25
1,434	*	Sportsman’s Warehouse Holdings, Inc	25
491	*	Stamps.com, Inc	162
1,770	*	Stitch Fix Inc	71
14,714		Target Corp	3,366
432		Tilly’s, Inc	6
35,952		TJX Companies, Inc	2,372
3,507		Tractor Supply Co	711
311	*	TravelCenters of America, Inc	15
1,587	*	Ulta Beauty, Inc	573
1,483	*	Urban Outfitters, Inc	44
2,339	*	Victoria’s Secret & Co	129
3,453	*,e	Vroom, Inc	76
2,274	*,e	Wayfair, Inc	581
2,320		Williams-Sonoma, Inc	411
94		Winmark Corp	20
143	*	Xometry, Inc	8
686	*	Zumiez, Inc	27

		TOTAL RETAILING	84,623

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.0%
35,799	*	Advanced Micro Devices, Inc	3,684

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,144	*	Allegro MicroSystems, Inc	$37
844	*	Alpha & Omega Semiconductor Ltd	26
1,114	*	Ambarella, Inc	173
3,306		Amkor Technology, Inc	82
15,751		Analog Devices, Inc	2,638
27,170		Applied Materials, Inc	3,498
534	*	Atomera, Inc	12
1,183	*	Axcelis Technologies, Inc	56
1,452	*	AXT, Inc	12
11,837		Broadcom, Inc	5,740
2,319		Brooks Automation, Inc	237
839	*	Ceva, Inc	36
1,810	*	Cirrus Logic, Inc	149
904		CMC Materials, Inc	111
1,495	*	Cohu, Inc	48
3,545	*	Cree, Inc	286
1,498	*	Diodes, Inc	136
3,974	*	Enphase Energy, Inc	596
3,887		Entegris, Inc	489
3,071	*	First Solar, Inc	293
2,731	*	Formfactor, Inc	102
660	*	Ichor Holdings Ltd	27
705	*	Impinj, Inc	40
119,579		Intel Corp	6,371
4,544		KLA Corp	1,520
2,261	*,e	Kopin Corp	12
1,679		Kulicke & Soffa Industries, Inc	98
4,211		Lam Research Corp	2,397
3,496	*	Lattice Semiconductor Corp	226
1,568	*	MACOM Technology Solutions Holdings, Inc	102
23,704		Marvell Technology, Inc	1,430
2,280	*	MaxLinear, Inc	112
6,233	*,e	Meta Materials, Inc	36
7,597		Microchip Technology, Inc	1,166
32,854		Micron Technology, Inc	2,332
1,516		MKS Instruments, Inc	229
1,283		Monolithic Power Systems, Inc	622
1,215	*	Nanometrics, Inc	88
1,216	*	NeoPhotonics Corp Ltd	11
192		NVE Corp	12
70,829		NVIDIA Corp	14,673
7,886		NXP Semiconductors NV	1,545
12,593	*	ON Semiconductor Corp	576
1,181	*	PDF Solutions, Inc	27
2,139	*	Photronics, Inc	29
2,006		Power Integrations, Inc	199
3,270	*	Qorvo, Inc	547
33,454		QUALCOMM, Inc	4,315
3,556	*	Rambus, Inc	79
2,180	*	Semtech Corp	170
1,418	*	Silicon Laboratories, Inc	199
363	*	SiTime Corp	74
4,788		Skyworks Solutions, Inc	789
252	*	SMART Global Holdings, Inc	11

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,299	*	SunPower Corp	$52
985	*	Synaptics, Inc	177
5,018		Teradyne, Inc	548
27,402		Texas Instruments, Inc	5,267
1,266	*	Ultra Clean Holdings	54
1,348		Universal Display Corp	230
1,833	*	Veeco Instruments, Inc	41
7,374		Xilinx, Inc	1,113

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	65,987

SOFTWARE & SERVICES - 15.0%
3,462	*	8x8, Inc	81
1,883	*	A10 Networks, Inc	25
18,838		Accenture plc	6,027
3,799	*	ACI Worldwide, Inc	117
14,115	*	Adobe, Inc	8,126
675	*	Agilysys, Inc	35
4,943	*	Akamai Technologies, Inc	517
1,443	*	Alarm.com Holdings, Inc	113
1,461		Alliance Data Systems Corp	147
1,317	*	Altair Engineering, Inc	91
1,733	*	Alteryx, Inc	127
3,812		Amdocs Ltd	289
1,091		American Software, Inc (Class A)	26
4,257	*	Anaplan, Inc	259
2,493	*	Ansys, Inc	849
538	*	Appfolio, Inc	65
1,178	*,e	Appian Corp	109
2,178	*	Asana, Inc	226
2,036	*	Aspen Technology, Inc	250
3,979	*	Atlassian Corp plc	1,557
6,500	*	Autodesk, Inc	1,854
12,486		Automatic Data Processing, Inc	2,496
2,529	*	Avalara, Inc	442
2,583	*	Avaya Holdings Corp	51
1,139	*	Benefitfocus, Inc	13
4,002	e	Bentley Systems, Inc	243
1,347	*	BigCommerce Holdings, Inc	68
2,198	*	Bill.Com Holdings, Inc	587
4,272	*	Black Knight, Inc	308
1,603	*	Blackbaud, Inc	113
1,613	*	Blackline, Inc	190
1,563	*	Bottomline Technologies, Inc	61
4,699	*	Box, Inc	111
1,247	*	Brightcove, Inc	14
3,315		Broadridge Financial Solutions, Inc	552
1,203	*	BTRS Holdings, Inc	13
950	*,e	C3.ai, Inc	44
8,057	*	Cadence Design Systems, Inc	1,220
1,535	*	Cantaloupe, Inc	17
576		Cass Information Systems, Inc	24
4,074		CDK Global, Inc	173
1,164	*	Cerence Inc	112
3,791	*	Ceridian HCM Holding, Inc	427

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

921	*	ChannelAdvisor Corp	$23
3,724		Citrix Systems, Inc	400
971	*,e	Cleanspark, Inc	11
6,629	*	Cloudera, Inc	106
7,554	*	Cloudflare, Inc	851
15,448		Cognizant Technology Solutions Corp (Class A)	1,146
1,426	*	Commvault Systems, Inc	107
1,240	*	Concentrix Corp	219
5,536	*	Conduent, Inc	36
2,077	*	Cornerstone OnDemand, Inc	119
236	*	Couchbase, Inc	7
2,169	*	Coupa Software, Inc	475
5,787	*	Crowdstrike Holdings, Inc	1,422
303	*	CS Disco, Inc	15
1,299		CSG Systems International, Inc	63
6,799	*	Datadog, Inc	961
659	*,e	Datto Holding Corp	16
574	*,e	Digimarc Corp	20
2,598	*	Digital Turbine, Inc	179
1,318	*	DigitalOcean Holdings, Inc	102
5,594	*	DocuSign, Inc	1,440
1,762		Dolby Laboratories, Inc (Class A)	155
816	*	Domo, Inc	69
288	*,e	DoubleVerify Holdings, Inc	10
8,905	*	Dropbox, Inc	260
2,214	*	Duck Creek Technologies, Inc	98
7,787	*	DXC Technology Co	262
5,589	*	Dynatrace, Inc	397
4,211	*,e	E2open Parent Holdings, Inc	48
927		Ebix, Inc	25
648	*	eGain Corp	7
2,086	*	Elastic NV	311
1,657	*	Envestnet, Inc	133
1,576	*	EPAM Systems, Inc	899
1,608	*	Euronet Worldwide, Inc	205
1,144	*	Everbridge, Inc	173
2,107		EVERTEC, Inc	96
1,204	*	Evo Payments, Inc	29
1,084	*	ExlService Holdings, Inc	133
773	*	Fair Isaac Corp	308
3,179	*,e	Fastly, Inc	129
18,235		Fidelity National Information Services, Inc	2,219
6,880	*	FireEye, Inc	122
17,576	*	Fiserv, Inc	1,907
2,029	*	Five9, Inc	324
2,347	*	FleetCor Technologies, Inc	613
3,875	*	Fortinet, Inc	1,132
2,438	*	Gartner, Inc	741
5,012		Genpact Ltd	238
8,707		Global Payments, Inc	1,372
1,180	*	Globant S.A.	332
5,196	*	GoDaddy, Inc	362
500	*	GreenBox POS	4
1,865	*	GreenSky, Inc	21

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,087	*	Grid Dynamics Holdings, Inc	$32
898	*	GTY Technology Holdings Inc	7
2,614	*	Guidewire Software, Inc	311
1,077		Hackett Group, Inc	21
1,336	*	HubSpot, Inc	903
351	*	I3 Verticals, Inc	9
224	*	Intapp, Inc	6
385	*,e	Intelligent Systems Corp	16
1,057		InterDigital, Inc	72
26,524		International Business Machines Corp	3,685
677	*	International Money Express Inc	11
7,544		Intuit, Inc	4,070
1,245	*	j2 Global, Inc	170
2,268		Jack Henry & Associates, Inc	372
1,514	*	Jamf Holding Corp	58
1,486	*	JFrog Ltd	50
3,363	*,e	Limelight Networks, Inc	8
2,024	*	Liveperson, Inc	119
1,949	*	LiveRamp Holdings, Inc	92
1,818	*	Manhattan Associates, Inc	278
2,859	*,e	Marathon Digital Holdings, Inc	90
25,932		Mastercard, Inc (Class A)	9,016
2,080		MAXIMUS, Inc	173
1,203		McAfee Corp	27
3,048	*	Medallia, Inc	103
223,278		Microsoft Corp	62,947
235	*,e	MicroStrategy, Inc (Class A)	136
1,779	*	Mimecast Ltd	113
1,253	*	Mitek Systems, Inc	23
844	*	Model N, Inc	28
1,840	*	MoneyGram International, Inc	15
1,807	*	MongoDB, Inc	852
829	*	N-Able, Inc	10
1,586	*	nCino, Inc	113
3,958	*	NCR Corp	153
1,631	*	New Relic, Inc	117
15,719		NortonLifelock, Inc	398
7,924	*	Nuance Communications, Inc	436
5,847	*	Nutanix, Inc	220
3,715	*	Okta, Inc	882
678	*	ON24, Inc	14
1,227	*	OneSpan, Inc	23
50,274		Oracle Corp	4,380
2,372	*	Pagerduty, Inc	98
47,856	*	Palantir Technologies, Inc	1,150
2,824	*	Palo Alto Networks, Inc	1,353
1,831	*	Paya Holdings, Inc	20
9,648		Paychex, Inc	1,085
1,447	*	Paycom Software, Inc	717
366	*	Paycor HCM, Inc	13
1,125	*	Paylocity Holding Corp	315
34,795	*	PayPal Holdings, Inc	9,054
10,477	*	Paysafe Ltd	81
1,117		Pegasystems, Inc	142

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

742	*	Perficient, Inc	$86
1,099	*	Ping Identity Holding Corp	27
170	*	Procore Technologies, Inc	15
1,606		Progress Software Corp	79
1,099	*	PROS Holdings, Inc	39
3,193	*	PTC, Inc	382
1,569	*	Q2 Holdings, Inc	126
400		QAD, Inc (Class A)	35
1,112	*	Qualys, Inc	124
1,424	*,e	Rackspace Technology, Inc	20
1,695	*	Rapid7, Inc	192
871	*,e	Rekor Systems, Inc	10
2,014	*	Repay Holdings Corp	46
992	*	Rimini Street, Inc	10
2,462	*	RingCentral, Inc	535
2,535	*,e	Riot Blockchain, Inc	65
10,188	*	Sabre Corp	121
2,791	*	SailPoint Technologies Holding, Inc	120
27,364	*	salesforce.com, Inc	7,422
766		Sapiens International Corp NV	22
257	*	SecureWorks Corp	5
5,838	*	ServiceNow, Inc	3,633
1,262	*	Shift4 Payments, Inc	98
356	*	ShotSpotter, Inc	13
3,616	*	Smartsheet, Inc	249
991	*	Smith Micro Software, Inc	5
5,729	*	Snowflake, Inc	1,733
829		SolarWinds Corp	14
4,789	*	Splunk, Inc	693
1,316	*	Sprout Social, Inc	160
1,231	*	SPS Commerce, Inc	199
11,613	*	Square, Inc	2,785
6,533		SS&C Technologies Holdings, Inc	453
6,560	*	StoneCo Ltd	228
2,378	*	Sumo Logic, Inc	38
3,818	*	SVMK, Inc	75
2,934		Switch, Inc	74
4,413	*	Synopsys, Inc	1,321
1,087	*	Telos Corp	31
2,588	*	Tenable Holdings, Inc	119
3,393	*	Teradata Corp	195
12,462	*	Trade Desk, Inc	876
541		TTEC Holdings, Inc	51
349	*	Tucows, Inc	28
4,865	*	Twilio, Inc	1,552
1,206	*	Tyler Technologies, Inc	553
2,160	*	Unisys Corp	54
4,411	*	Unity Software, Inc	557
660	*	Upland Software, Inc	22
3,084	*	Varonis Systems, Inc	188
1,365	*	Verint Systems, Inc	61
2,985	*	VeriSign, Inc	612
765	*	Veritone, Inc	18
3,457	*	Verra Mobility Corp	52

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

305	*	Viant Technology, Inc	$4
2,063	*,e	VirnetX Holding Corp	8
50,123		Visa, Inc (Class A)	11,165
2,285	*,e	VMware, Inc (Class A)	340
7,849	*	Vonage Holdings Corp	127
12,300		Western Union Co	249
1,409	*	WEX, Inc	248
1,594	*	Wix.com Ltd	312
5,472	*	Workday, Inc	1,367
1,221	*	Workiva, Inc	172
3,338		Xperi Holding Corp	63
2,990	*	Yext, Inc	36
3,363	*	Zendesk, Inc	391
2,044	*	Zix Corp	14
6,341	*	Zoom Video Communications, Inc	1,658
2,320	*	Zscaler, Inc	608
2,992	*	Zuora Inc	50

		TOTAL SOFTWARE & SERVICES	196,641

TECHNOLOGY HARDWARE & EQUIPMENT - 6.9%
3,738	*	3D Systems Corp	103
168	*,e	908 Devices, Inc	5
1,592		Adtran, Inc	30
1,075		Advanced Energy Industries, Inc	94
1,335	*	Aeva Technologies, Inc	11
899	*	Akoustis Technologies, Inc	9
16,935		Amphenol Corp (Class A)	1,240
464,690	d	Apple, Inc	65,754
1,796	*	Arista Networks, Inc	617
2,522	*	Arlo Technologies, Inc	16
2,165	*	Arrow Electronics, Inc	243
223	*	Aviat Networks, Inc	7
1,182	*	Avid Technology, Inc	34
3,237		Avnet, Inc	120
997		Badger Meter, Inc	101
1,442		Belden CDT, Inc	84
1,361		Benchmark Electronics, Inc	36
1,369	*	CalAmp Corp	14
1,720	*	Calix, Inc	85
235	*	Cambium Networks Corp	9
176	*	Casa Systems, Inc	1
4,023		CDW Corp	732
4,770	*	Ciena Corp	245
125,112		Cisco Systems, Inc	6,810
522	*	Clearfield, Inc	23
4,963		Cognex Corp	398
759	*	Coherent, Inc	190
6,058	*	CommScope Holding Co, Inc	82
784		Comtech Telecommunications Corp	20
22,718		Corning, Inc	829
716	*,e	Corsair Gaming, Inc	19
1,256		CTS Corp	39
48	*	Daktronics, Inc	0	^
8,031	*	Dell Technologies, Inc	836

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,310	*	Diebold, Inc	$23
1,019	*	Digi International, Inc	21
369	*	DZS, Inc	5
1,285	*,e	Eastman Kodak Co	9
1,375	*	EchoStar Corp (Class A)	35
728	*	EMCORE Corp	5
518	*	ePlus, Inc	53
4,038	*	Extreme Networks, Inc	40
1,751	*	F5 Networks, Inc	348
1,106	*	Fabrinet	113
655	*	FARO Technologies, Inc	43
3,142	*	Harmonic, Inc	27
39,969		Hewlett Packard Enterprise Co	570
35,504		HP, Inc	971
447	*,e	Identiv, Inc	8
2,990	*	II-VI, Inc	177
5,792	*	Infinera Corp	48
2,359	*,e	Inseego Corp	16
1,044	*	Insight Enterprises, Inc	94
1,022	*	IPG Photonics Corp	162
944	*	Iteris, Inc	5
1,329	*	Itron, Inc	101
4,143		Jabil Inc	242
10,087		Juniper Networks, Inc	278
5,395	*	Keysight Technologies, Inc	886
1,038	*	Kimball Electronics, Inc	27
3,025	*	Knowles Corp	57
758	*	KVH Industries, Inc	7
774		Littelfuse, Inc	212
1,893	*	Lumentum Holdings, Inc	158
1,398		Methode Electronics, Inc	59
4,688	*,e	Microvision, Inc	52
4,842		Motorola Solutions, Inc	1,125
428	*	Napco Security Technologies, Inc	18
4,043		National Instruments Corp	159
6,821		NetApp, Inc	612
962	*	Netgear, Inc	31
2,211	*	Netscout Systems, Inc	60
1,072	*	nLight, Inc	30
1,149	*	Novanta, Inc	178
673	*	OSI Systems, Inc	64
387	*,e	Ouster, Inc	3
675	*,e	PAR Technology Corp	42
430		PC Connection, Inc	19
1,066	*	Plantronics, Inc	27
884	*	Plexus Corp	79
8,066	*	Pure Storage, Inc	203
1,278	*	Quantum Corp	7
2,205	*	Ribbon Communications, Inc	13
596	*	Rogers Corp	111
2,051	*	Sanmina Corp	79
958	*	Scansource, Inc	33
1,358	*	Super Micro Computer, Inc	50
1,240		SYNNEX Corp	129

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,417	*	Teledyne Technologies, Inc	$609
7,384	*	Trimble Inc	607
3,576	*	TTM Technologies, Inc	45
379	*	Turtle Beach Corp	11
210		Ubiquiti, Inc	63
1,943	*,e	Velodyne Lidar, Inc	11
1,951	*	Viasat, Inc	107
7,253	*	Viavi Solutions, Inc	114
4,516		Vishay Intertechnology, Inc	91
398	*	Vishay Precision Group, Inc	14
4,816		Vontier Corp	162
9,024	*	Western Digital Corp	509
4,832		Xerox Holdings Corp	97
1,533	*	Zebra Technologies Corp (Class A)	790

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	89,990

TELECOMMUNICATION SERVICES - 1.2%
410	*	Anterix, Inc	25
210,467		AT&T, Inc	5,685
373		ATN International, Inc	17
669	*	Bandwidth Inc	60
1,375		Cogent Communications Group, Inc	97
2,586	*	Consolidated Communications Holdings, Inc	24
18,045	*,e	Globalstar, Inc	30
2,248	*,e	Gogo, Inc	39
521	*	IDT Corp (Class B)	22
3,657	*	Iridium Communications, Inc	146
1,581	*	Liberty Latin America Ltd (Class A)	21
5,022	*	Liberty Latin America Ltd (Class C)	66
33,627		Lumen Technologies, Inc	417
661	*	Ooma, Inc	12
1,013	*	Radius Global Infrastructure, Inc	16
1,811		Shenandoah Telecom Co	57
2,915		Telephone & Data Systems, Inc	57
17,545	*	T-Mobile US, Inc	2,242
444	*	US Cellular Corp	14
122,318		Verizon Communications, Inc	6,606

		TOTAL TELECOMMUNICATION SERVICES	15,653

TRANSPORTATION - 1.9%
2,138	*	Air Transport Services Group, Inc	55
3,317	*	Alaska Air Group, Inc	194
393	*	Allegiant Travel Co	77
269		Amerco, Inc	174
19,189	*	American Airlines Group, Inc	394
719		ArcBest Corp	59
798	*	Atlas Air Worldwide Holdings, Inc	65
1,550	*	Avis Budget Group, Inc	181
4,081		CH Robinson Worldwide, Inc	355
1,029	*	Copa Holdings S.A. (Class A)	84
1,032		Costamare, Inc	16
452	*	Covenant Transportation Group, Inc	13
67,966		CSX Corp	2,021
763	*	Daseke, Inc	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

19,931	*	Delta Air Lines, Inc	$849
219	*,e	Eagle Bulk Shipping, Inc	11
1,070	*	Echo Global Logistics, Inc	51
4,797		Expeditors International of Washington, Inc	571
7,222		FedEx Corp	1,584
902		Forward Air Corp	75
349	*	Frontier Group Holdings, Inc	6
791		Genco Shipping & Trading Ltd	16
2,690	*	GXO Logistics, Inc	211
1,420	*	Hawaiian Holdings, Inc	31
1,188		Heartland Express, Inc	19
1,111	*	Hub Group, Inc (Class A)	76
526	*	HyreCar, Inc	5
2,448		JB Hunt Transport Services, Inc	409
9,060	*	JetBlue Airways Corp	139
2,699		Kansas City Southern	730
1,943	*	Kirby Corp	93
4,439		Knight-Swift Transportation Holdings, Inc	227
990		Landstar System, Inc	156
8,428	*	Lyft, Inc (Class A)	452
2,242		Marten Transport Ltd	35
1,352		Matson, Inc	109
982	*	Mesa Air Group, Inc	8
7,395		Norfolk Southern Corp	1,769
2,984		Old Dominion Freight Line	853
1,449	*	Radiant Logistics, Inc	9
1,666		Ryder System, Inc	138
1,798	*	Safe Bulkers, Inc	9
741	*	Saia, Inc	176
1,714		Schneider National, Inc	39
1,416	*	Skywest, Inc	70
17,192	*	Southwest Airlines Co	884
2,785	*	Spirit Airlines, Inc	72
295	*	Sun Country Airlines Holdings, Inc	10
836	*,e	TuSimple Holdings, Inc	31
47,618	*	Uber Technologies, Inc	2,133
19,350		Union Pacific Corp	3,793
9,516	*	United Airlines Holdings Inc	453
21,473		United Parcel Service, Inc (Class B)	3,910
200		Universal Logistics Holdings Inc	4
550	*	US Xpress Enterprises, Inc	5
1,875		Werner Enterprises, Inc	83
2,690	*	XPO Logistics, Inc	214
1,505	*	Yellow Corp	9

		TOTAL TRANSPORTATION	24,222

UTILITIES - 2.3%
20,249		AES Corp	462
1,489		Allete, Inc	89
7,174		Alliant Energy Corp	402
7,555		Ameren Corp	612
15,013		American Electric Power Co, Inc	1,219
773		American States Water Co	66
5,572		American Water Works Co, Inc	942

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

366		Artesian Resources Corp	$14
3,472		Atmos Energy Corp	306
1,521		Avangrid, Inc	74
1,250		Avista Corp	49
1,598		Black Hills Corp	100
1,421	e	Brookfield Infrastructure Corp	85
3,901		Brookfield Renewable Corp	151
812	*,e	Cadiz, Inc	6
1,070		California Water Service Group	63
16,687		Centerpoint Energy, Inc	411
640		Chesapeake Utilities Corp	77
1,290		Clearway Energy, Inc (Class A)	36
2,243		Clearway Energy, Inc (Class C)	68
8,591		CMS Energy Corp	513
10,404		Consolidated Edison, Inc	755
23,971		Dominion Energy, Inc	1,750
5,826		DTE Energy Co	651
22,607		Duke Energy Corp	2,206
11,609		Edison International	644
6,196		Entergy Corp	615
6,923		Essential Utilities Inc	319
6,427		Evergy, Inc	400
10,706		Eversource Energy	875
28,975		Exelon Corp	1,401
16,097		FirstEnergy Corp	573
349		Global Water Resources, Inc	7
2,788		Hawaiian Electric Industries, Inc	114
1,455		Idacorp, Inc	151
5,356		MDU Resources Group, Inc	159
899		MGE Energy, Inc	66
644		Middlesex Water Co	66
2,568		National Fuel Gas Co	135
2,338		New Jersey Resources Corp	81
58,206		NextEra Energy, Inc	4,570
12,354		NiSource, Inc	299
1,124		Northwest Natural Holding Co	52
1,255		NorthWestern Corp	72
6,994		NRG Energy, Inc	286
5,229		OGE Energy Corp	172
1,679		ONE Gas, Inc	106
1,235		Ormat Technologies, Inc	82
920		Otter Tail Corp	52
45,208	*,b	PG&E Corp	434
3,359		Pinnacle West Capital Corp	243
2,485		PNM Resources, Inc	123
2,243		Portland General Electric Co	105
23,565		PPL Corp	657
14,678		Public Service Enterprise Group, Inc	894
626	*	Pure Cycle Corp	8
9,233		Sempra Energy	1,168
678		SJW Corp	45
3,054	e	South Jersey Industries, Inc	65
31,734		Southern Co	1,967
1,379		Southwest Gas Holdings Inc	92

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY			VALUE (000)

1,343		Spire, Inc			$82
2,548	*	Sunnova Energy International, Inc			84
6,929		UGI Corp			295
534		Unitil Corp			23
431		Via Renewables, Inc			4
15,127		Vistra Energy Corp			259
9,249		WEC Energy Group, Inc			816
15,969		Xcel Energy, Inc			998
490		York Water Co			22

		TOTAL UTILITIES			30,788

		TOTAL COMMON STOCKS			1,303,187

		(Cost $389,753)
RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
95	e	Nabors Industries Ltd			1

		TOTAL ENERGY			1

MEDIA & ENTERTAINMENT - 0.0%
4,469	†	Media General, Inc			0

		TOTAL MEDIA & ENTERTAINMENT			0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
478	†	Chinook Therapeutics, Inc			0
1,565	†	Elanco Animal Health, Inc CVR			0	^
244	†	Omthera Pharmaceuticals, Inc			0	^
390	†	Tobira Therapeutics, Inc			0	^

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			0	^

		TOTAL RIGHTS / WARRANTS			1

		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.0%

GOVERNMENT AGENCY DEBT - 0.8%
$1,924,000		Federal Agricultural Mortgage Corp (FAMC)	0.000%	10/01/21	1,924
4,449,000		Federal Home Loan Bank (FHLB)	0.000	10/04/21	4,449
4,000,000		FHLB	0.000	10/20/21	4,000

		TOTAL GOVERNMENT AGENCY DEBT			10,373

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.2%
3,304,109	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.030		3,304

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			3,304

		TOTAL SHORT-TERM INVESTMENTS			13,677

		(Cost $13,677)
		TOTAL INVESTMENTS - 100.2%			1,316,865
		(Cost $403,430)
		OTHER ASSETS & LIABILITIES, NET - (0.2)%			(2,968)

		NET ASSETS - 100.0%			$1,313,897

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Abbreviation(s):

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The value of securities on loan is $7,166,800.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2021, the value of these securities is $103,643 or 0.01% of net assets.

Cost amounts are in thousands.

Futures contracts outstanding as of September 30, 2021 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	42	12/17/21	$9,457	$9,025	$(432)

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedules of Investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.

Valuation of investments

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Committee. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:

•	Level 1—Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
•	Level 2—Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
•	Level 3—Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Account’s investments as of September 30, 2021, based on the inputs used to value them (dollar amounts are in thousands):

	Level 1	Level 2	Level 3	Total
Equity investments:
Health care	$177,042	$—	$2	$177,044
All other equity investments*	1,126,144	—	—	1,126,144
Short-term investments	3,304	10,373	—	13,677
Futures contracts**	(432)	—	—	(432)
Total	$1,306,058	$10,373	$2	$1,316,433

*	For detailed categories, see the accompanying Schedule of investments.
**	Derivative instruments are not reflected in the market value of portfolio investments.